UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Small Cap Index Fund

July 31, 2012

1.883104.100

SSP-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Bahamas (Nassau) - 0.1%
Steiner Leisure Ltd. (a)	610	$ 25,437
Bermuda - 1.4%
Aircastle Ltd.	2,428	28,723
Alpha & Omega Semiconductor Ltd. (a)	749	5,775
Alterra Capital Holdings Ltd.	3,520	81,910
American Safety Insurance Group Ltd. (a)	356	6,355
Argo Group International Holdings, Ltd.	1,050	30,881
Central European Media Enterprises Ltd. Class A (a)	1,574	7,933
Energy XXI (Bermuda) Ltd.	3,239	100,992
Enstar Group Ltd. (a)	347	32,438
Frontline Ltd. (NY Shares) (d)	2,206	8,162
GasLog Ltd.	1,010	10,009
Global Sources Ltd. (a)	755	4,530
Helen of Troy Ltd. (a)	1,307	39,811
Knightsbridge Tankers Ltd.	1,053	9,066
Maiden Holdings Ltd.	2,015	17,107
Montpelier Re Holdings Ltd.	2,070	41,938
Nordic American Tanker Shipping Ltd.	2,206	25,810
OneBeacon Insurance Group Ltd.	931	11,814
Orient Express Hotels Ltd. Class A (a)	3,966	36,170
Platinum Underwriters Holdings Ltd.	1,437	54,635
SeaCube Container Leasing Ltd.	504	8,850
Ship Finance International Ltd. (NY Shares)	1,874	27,136
Textainer Group Holdings Ltd.	516	19,412
VistaPrint Ltd. (a)(d)	1,534	52,923
TOTAL BERMUDA		662,380
Canada - 0.6%
Atlantic Power Corp.	4,663	64,166
Gastar Exploration Ltd. (a)	2,236	4,360
Gold Reserve, Inc. (a)	2,192	7,321
Golden Star Resources Ltd. (a)	10,803	12,604
GSI Group, Inc. (a)	1,195	12,309
Kodiak Oil & Gas Corp. (a)	10,819	90,339
Lions Gate Entertainment Corp. (a)	3,455	46,470
MDC Partners, Inc. Class A (sub. vtg.)	1,082	10,182
Midway Gold Corp. (a)	4,900	6,076
Nicholas Financial, Inc.	502	6,636
Revett Minerals, Inc. (a)	976	3,085
Common Stocks - continued
	Shares	Value
Canada - continued
Tesco Corp. (a)	1,236	$ 14,325
Vista Gold Corp. (a)	2,660	8,033
TOTAL CANADA		285,906
Cayman Islands - 0.2%
APCO Oil and Gas International, Inc.	360	6,026
Consolidated Water Co., Inc.	564	4,625
Fabrinet (a)	914	12,138
Fresh Del Monte Produce, Inc.	1,549	37,951
Greenlight Capital Re, Ltd. (a)	1,148	27,047
Home Loan Servicing Solutions Ltd.	524	7,535
Vantage Drilling Co. (a)	7,965	12,505
TOTAL CAYMAN ISLANDS		107,827
Curacao - 0.1%
Orthofix International NV (a)	770	31,578
Sapiens International Corp. NV (a)	486	1,711
TOTAL CURACAO		33,289
Ireland - 0.4%
Alkermes PLC (a)	5,035	93,601
Global Indemnity PLC (a)	448	8,611
Jazz Pharmaceuticals PLC (a)	1,706	82,007
TOTAL IRELAND		184,219
Israel - 0.0%
VocalTec Communications Ltd. (a)	626	13,903
Luxembourg - 0.0%
Flagstone Reinsurance Holdings Ltd.	2,214	15,454
Marshall Islands - 0.1%
Genco Shipping & Trading Ltd. (a)	1,052	2,272
Scorpio Tankers, Inc. (a)	1,483	8,913
Teekay Tankers Ltd.	2,655	10,328
TOTAL MARSHALL ISLANDS		21,513
Netherlands - 0.0%
AVG Technologies NV	391	3,922
Tornier BV (a)	619	13,507
TOTAL NETHERLANDS		17,429
Panama - 0.1%
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	1,123	22,819
Common Stocks - continued
	Shares	Value
Puerto Rico - 0.1%
Doral Financial Corp. (a)	5,851	$ 7,957
Oriental Financial Group, Inc.	1,645	17,075
Triple-S Management Corp. (a)	819	14,922
TOTAL PUERTO RICO		39,954
United States of America - 95.5%
1-800-FLOWERS.com, Inc. Class A (a)	1,067	3,745
1st Source Corp.	628	13,954
1st United Bancorp, Inc. (a)	1,279	7,584
3D Systems Corp. (a)(d)	1,926	73,188
8x8, Inc. (a)	2,922	15,983
A. Schulman, Inc.	1,226	26,800
A.M. Castle & Co. (a)	718	5,234
A.O. Smith Corp.	1,593	78,726
A.T. Cross Co. Class A (a)	416	4,006
A123 Systems, Inc. (a)(d)	4,917	2,163
AAON, Inc.	750	13,703
AAR Corp.	1,662	23,617
Abaxis, Inc. (a)	884	31,550
Abiomed, Inc. (a)	1,360	30,668
ABM Industries, Inc.	2,213	41,162
Abraxas Petroleum Corp. (a)	3,513	8,818
Acacia Research Corp. - Acacia Technologies (a)	2,043	57,837
Acadia Healthcare Co., Inc. (a)	926	14,946
Acadia Realty Trust (SBI)	1,845	44,169
Accelrys, Inc. (a)	2,291	18,603
Access National Corp.	265	3,662
ACCO Brands Corp.	4,672	39,572
Accretive Health, Inc. (a)	2,296	31,180
Accuray, Inc. (a)	2,841	17,927
Accuride Corp. (a)	2,056	10,671
Aceto Corp.	1,111	9,755
Achillion Pharmaceuticals, Inc. (a)	2,190	14,498
ACI Worldwide, Inc. (a)	1,636	72,000
Acorda Therapeutics, Inc. (a)	1,658	39,908
Acorn Energy, Inc.	765	6,640
Active Network, Inc. (a)	1,602	22,732
Actuant Corp. Class A	3,002	85,437
Actuate Corp. (a)	2,029	13,107
Acuity Brands, Inc.	1,738	100,700
Acura Pharmaceuticals, Inc. (a)	490	911
Acxiom Corp. (a)	3,161	53,010
Common Stocks - continued
	Shares	Value
United States of America - continued
ADA-ES, Inc. (a)	390	$ 8,837
Adams Resources & Energy, Inc.	77	3,200
ADTRAN, Inc.	2,622	56,583
Advanced Energy Industries, Inc. (a)	1,665	20,513
Advent Software, Inc. (a)	1,323	30,111
Advisory Board Co. (a)	1,415	63,661
Aegerion Pharmaceuticals, Inc. (a)	1,090	16,546
Aegion Corp. (a)	1,644	28,606
AEP Industries, Inc. (a)	188	8,832
Aeroflex Holding Corp. (a)	890	5,349
Aeropostale, Inc. (a)	3,320	65,470
AeroVironment, Inc. (a)	694	16,212
AFC Enterprises, Inc. (a)	1,001	22,112
Affymax, Inc. (a)	1,488	24,150
Affymetrix, Inc. (a)	2,908	12,185
AG Mortgage Investment Trust, Inc.	670	15,122
Agenus, Inc. (a)	826	3,990
Agilysys, Inc. (a)	676	5,874
Agree Realty Corp.	441	10,377
Air Methods Corp. (a)	531	57,895
Air Transport Services Group, Inc. (a)	2,276	10,993
AK Steel Holding Corp.	4,421	23,520
Akorn, Inc. (a)	2,310	31,578
Alamo Group, Inc.	263	7,530
Alaska Air Group, Inc. (a)	2,922	101,832
Albany International Corp. Class A	1,117	19,994
Alexanders, Inc.	88	37,600
Alico, Inc.	133	3,888
Align Technology, Inc. (a)	2,948	100,114
Allegiant Travel Co. (a)	614	43,631
Allete, Inc.	1,586	65,756
Alliance Financial Corp.	178	6,253
Alliance One International, Inc. (a)	3,673	11,974
Allos Therapeutics, Inc. (a)	3,061	5,418
Almost Family, Inc. (a)	308	6,779
Alnylam Pharmaceuticals, Inc. (a)	1,888	35,287
Alon USA Energy, Inc.	350	3,822
Alphatec Holdings, Inc. (a)	1,872	3,295
Altra Holdings, Inc.	1,082	17,875
AMAG Pharmaceuticals, Inc. (a)	889	13,762
Ambient Corp. (a)	151	885
Amcol International Corp.	1,044	32,051
Common Stocks - continued
	Shares	Value
United States of America - continued
Amedisys, Inc. (a)	1,234	$ 15,042
AMERCO	353	32,970
Ameresco, Inc. Class A (a)	783	9,521
America's Car Mart, Inc. (a)	321	14,727
American Assets Trust, Inc.	1,378	35,828
American Axle & Manufacturing Holdings, Inc. (a)	2,654	28,637
American Capital Mortgage Investment Corp.	1,472	36,138
American DG Energy, Inc. (a)	868	1,727
American Equity Investment Life Holding Co.	2,482	28,965
American Greetings Corp. Class A	1,421	18,885
American National Bankshares, Inc.	344	7,781
American Public Education, Inc. (a)	756	18,983
American Railcar Industries, Inc. (a)	400	12,172
American Realty Capital Trust, Inc.	6,494	71,564
American Reprographics Co. (a)	1,479	6,463
American Science & Engineering, Inc.	366	20,877
American Software, Inc. Class A	897	7,230
American States Water Co.	745	30,284
American Superconductor Corp. (a)	1,470	5,454
American Vanguard Corp.	1,153	26,969
American Woodmark Corp. (a)	378	6,301
Amerigon, Inc. (a)	1,223	13,759
Ameris Bancorp (a)	1,010	12,059
Amerisafe, Inc. (a)	771	19,248
Ameristar Casinos, Inc.	1,314	22,167
Ames National Corp.	352	7,617
Amicus Therapeutics, Inc. (a)	1,286	6,340
Amkor Technology, Inc. (a)(d)	3,322	17,706
AMN Healthcare Services, Inc. (a)	1,730	10,103
Ampco-Pittsburgh Corp.	344	5,404
Ampio Pharmaceuticals, Inc. (a)	1,008	3,074
AmSurg Corp. (a)	1,298	38,343
Amtrust Financial Services, Inc.	994	29,611
Amyris, Inc. (a)	1,090	4,218
Anacor Pharmaceuticals, Inc. (a)	493	2,909
ANADIGICS, Inc. (a)	3,304	4,196
Analogic Corp.	502	32,138
Anaren, Inc. (a)	638	12,805
Ancestry.com, Inc. (a)	1,178	39,428
Andersons, Inc.	760	28,857
Angie's List, Inc.	1,466	19,058
Angiodynamics, Inc. (a)	1,006	11,076
Common Stocks - continued
	Shares	Value
United States of America - continued
Anika Therapeutics, Inc. (a)	505	$ 6,136
Anixter International, Inc.	1,163	66,186
ANN, Inc. (a)	1,999	54,133
Annie's, Inc.	208	8,476
Antares Pharma, Inc. (a)	3,635	17,557
Anworth Mortgage Asset Corp.	5,589	37,111
API Technologies Corp. (a)	1,181	4,063
Apogee Enterprises, Inc.	1,180	19,104
Apollo Commercial Real Estate Finance, Inc.	757	12,642
Apollo Investment Corp.	8,351	64,136
Apollo Residential Mortgage, Inc.	1,005	20,130
Applied Industrial Technologies, Inc.	1,723	64,027
Applied Micro Circuits Corp. (a)	2,587	14,798
Approach Resources, Inc. (a)	1,190	31,416
Arabian American Development Co. (a)	833	7,914
Arbitron, Inc.	1,075	37,700
Arch Coal, Inc. (d)	8,620	62,150
Arctic Cat, Inc. (a)	504	22,176
Arden Group, Inc. Class A	45	3,907
Arena Pharmaceuticals, Inc. (a)	8,096	67,683
Ares Commercial Real Estate Corp.	338	5,658
Argan, Inc.	396	6,261
Arkansas Best Corp.	1,056	14,457
Arlington Asset Investment Corp.	385	8,609
Armour Residential REIT, Inc.	9,601	73,544
ArQule, Inc. (a)	2,440	14,762
Array Biopharma, Inc. (a)	3,769	19,373
Arris Group, Inc. (a)	4,601	58,387
Arrow Financial Corp.	383	9,315
Artesian Resources Corp. Class A	342	7,360
ArthroCare Corp. (a)	1,126	33,307
Artio Global Investors, Inc. Class A	1,497	4,835
Aruba Networks, Inc. (a)	4,600	65,228
Asbury Automotive Group, Inc. (a)	1,141	29,849
Ascent Capital Group, Inc. (a)	595	29,619
Ashford Hospitality Trust, Inc.	2,162	16,496
Aspen Technology, Inc. (a)	3,845	89,896
Asset Acceptance Capital Corp. (a)	595	3,469
Assisted Living Concepts, Inc. Class A	817	11,446
Associated Estates Realty Corp.	1,997	29,815
Asta Funding, Inc.	413	3,849
Astec Industries, Inc. (a)	834	24,353
Common Stocks - continued
	Shares	Value
United States of America - continued
Astex Pharmaceuticals, Inc. (a)	4,046	$ 10,034
Astoria Financial Corp.	3,559	33,526
Astronics Corp. (a)	437	13,145
athenahealth, Inc. (a)	1,472	134,688
Atlantic Tele-Network, Inc.	362	12,656
Atlas Air Worldwide Holdings, Inc. (a)	1,071	48,581
ATMI, Inc. (a)	1,331	25,262
ATP Oil & Gas Corp. (a)(d)	1,663	2,411
Atricure, Inc. (a)	547	4,578
Atrion Corp.	65	13,390
Audience, Inc.	221	3,989
AuthenTec, Inc. (a)	1,913	16,069
Auxilium Pharmaceuticals, Inc. (a)	1,962	52,856
AV Homes, Inc. (a)	414	5,125
AVANIR Pharmaceuticals Class A (a)	5,372	15,364
AVEO Pharmaceuticals, Inc. (a)	1,544	20,226
Aviat Networks, Inc. (a)	2,691	6,082
Avid Technology, Inc. (a)	1,156	10,647
Avis Budget Group, Inc. (a)	4,358	62,624
Avista Corp.	2,412	66,764
Aware, Inc.	408	2,526
Axcelis Technologies, Inc. (a)	3,956	3,363
AXT, Inc. (a)	1,234	4,307
AZZ, Inc.	1,022	31,386
B&G Foods, Inc. Class A	1,977	55,356
Badger Meter, Inc.	605	20,503
Balchem Corp.	1,212	40,396
Baldwin & Lyons, Inc. Class B	422	9,803
BancFirst Corp.	245	9,952
Bancorp, Inc., Delaware (a)	1,228	11,482
BancorpSouth, Inc.	3,881	56,236
Bank Mutual Corp.	1,756	7,481
Bank of Kentucky Financial Corp.	237	5,823
Bank of Marin Bancorp	232	8,681
Bank of the Ozarks, Inc.	1,208	38,886
BankFinancial Corp.	869	6,830
Bankrate, Inc. (a)	1,885	30,066
Banner Bank	734	16,684
Bar Harbor Bankshares	198	6,896
Barnes & Noble, Inc. (a)(d)	1,134	15,048
Barnes Group, Inc.	2,223	53,041
Barrett Business Services, Inc.	284	7,418
Common Stocks - continued
	Shares	Value
United States of America - continued
Basic Energy Services, Inc. (a)	1,283	$ 13,882
Bassett Furniture Industries, Inc.	485	5,941
Bazaarvoice, Inc.	413	6,402
BBCN Bancorp, Inc. (a)	3,176	36,016
Beacon Roofing Supply, Inc. (a)	1,906	50,528
Beasley Broadcast Group, Inc. Class A (a)	209	1,049
Beazer Homes USA, Inc. (a)	5,196	12,055
bebe Stores, Inc.	1,583	9,498
Bel Fuse, Inc. Class B (non-vtg.)	418	7,537
Belden, Inc.	1,864	59,890
Belo Corp. Series A	3,752	25,701
Benchmark Electronics, Inc. (a)	2,394	37,729
Beneficial Mutual Bancorp, Inc. (a)	1,280	10,957
Benihana, Inc.	446	7,234
Berkshire Bancorp, Inc. (a)	148	1,224
Berkshire Hills Bancorp, Inc.	904	20,304
Berry Petroleum Co. Class A	2,152	81,819
BG Medicine, Inc. (a)	417	2,786
BGC Partners, Inc. Class A	4,024	19,999
Big 5 Sporting Goods Corp.	719	5,421
Biglari Holdings, Inc. (a)	50	18,788
Bill Barrett Corp. (a)	1,985	41,804
Bio-Reference Laboratories, Inc. (a)	983	24,329
BioCryst Pharmaceuticals, Inc. (a)	2,146	9,528
Biodelivery Sciences International, Inc. (a)	769	3,645
BioScrip, Inc. (a)	1,807	11,493
Biospecifics Technologies Corp. (a)	195	3,524
BioTime, Inc. (a)	1,185	4,574
BJ's Restaurants, Inc. (a)	993	39,303
Black Box Corp.	703	18,728
Black Diamond, Inc. (a)	907	8,925
Black Hills Corp.	1,807	57,553
Blackbaud, Inc.	1,865	50,318
BlackRock Kelso Capital Corp.	3,004	28,388
Blount International, Inc. (a)	2,036	28,952
Blucora, Inc. (a)	1,671	25,483
Blue Nile, Inc. (a)	561	14,406
Bluegreen Corp. (a)	518	2,481
BlueLinx Corp. (a)	850	1,828
Blyth, Inc.	431	14,775
Bob Evans Farms, Inc.	1,214	46,763
Body Central Corp. (a)	681	7,042
Common Stocks - continued
	Shares	Value
United States of America - continued
BofI Holding, Inc. (a)	449	$ 9,056
Boingo Wireless, Inc. (a)	689	5,919
Boise, Inc.	4,126	30,532
Bolt Technology Corp.	307	4,467
Bonanza Creek Energy, Inc.	428	7,503
Boston Beer Co., Inc. Class A (a)	322	34,686
Boston Private Financial Holdings, Inc.	3,211	30,216
Bottomline Technologies, Inc. (a)	1,448	27,498
Boyd Gaming Corp. (a)	2,264	12,905
BPZ Energy, Inc. (a)(d)	4,028	9,184
Brady Corp. Class A	1,996	52,954
Bravo Brio Restaurant Group, Inc. (a)	797	14,402
Bridge Bancorp, Inc.	316	6,336
Bridge Capital Holdings (a)	415	6,445
Bridgepoint Education, Inc. (a)	741	6,743
Briggs & Stratton Corp.	1,982	34,566
Brightcove, Inc.	220	3,258
BrightPoint, Inc. (a)	2,853	25,591
Bristow Group, Inc.	1,474	67,465
BroadSoft, Inc. (a)	1,134	27,840
Brookline Bancorp, Inc., Delaware	2,948	24,793
Brooks Automation, Inc.	2,652	24,558
Brown Shoe Co., Inc.	1,760	24,218
Brunswick Corp.	3,679	80,901
Bryn Mawr Bank Corp.	489	10,113
BSB Bancorp, Inc.	291	3,623
Buckeye Technologies, Inc.	1,601	48,222
Buffalo Wild Wings, Inc. (a)	767	55,677
Builders FirstSource, Inc. (a)	1,933	6,959
C & F Financial Corp.	116	4,748
C&J Energy Services, Inc. (d)	1,816	34,104
Cabela's, Inc. Class A (a)	1,912	87,837
Cabot Microelectronics Corp.	970	28,518
CACI International, Inc. Class A (a)	1,093	61,700
Cadence Pharmaceuticals, Inc. (a)	2,382	10,100
Cadiz, Inc. (a)	534	3,791
Caesars Entertainment Corp.	1,502	12,587
CafePress, Inc.	167	1,351
CAI International, Inc. (a)	544	11,250
Cal Dive International, Inc. (a)	4,038	6,542
Cal-Maine Foods, Inc.	605	22,827
Calamos Asset Management, Inc. Class A	832	8,794
Common Stocks - continued
	Shares	Value
United States of America - continued
CalAmp Corp. (a)	1,235	$ 9,300
Calavo Growers, Inc.	500	13,490
Calgon Carbon Corp. (a)	2,326	32,192
California First National Bancorp	113	1,835
California Water Service Group	1,650	30,476
Calix Networks, Inc. (a)	1,519	7,003
Callaway Golf Co.	2,726	14,966
Callidus Software, Inc. (a)	1,480	6,852
Callon Petroleum Co. (a)	1,737	8,633
Cambrex Corp. (a)	1,243	11,473
Camden National Corp.	323	11,651
Campus Crest Communities, Inc.	1,574	17,251
Cantel Medical Corp.	865	22,594
Cape Bancorp, Inc. (a)	601	5,577
Capella Education Co. (a)	540	14,321
Capital Bank Corp. (a)	349	827
Capital City Bank Group, Inc.	415	3,042
Capital Senior Living Corp. (a)	1,183	13,297
Capital Southwest Corp.	122	12,737
CapLease, Inc.	2,855	12,990
Capstead Mortgage Corp.	3,864	54,405
Capstone Turbine Corp. (a)(d)	12,321	12,814
Carbonite, Inc.	408	3,958
Cardinal Financial Corp.	1,219	15,603
Cardiovascular Systems, Inc. (a)	611	5,597
Cardtronics, Inc. (a)	1,794	55,632
Career Education Corp. (a)	2,126	10,013
Caribou Coffee Co., Inc. (a)	896	10,188
Carmike Cinemas, Inc. (a)	747	10,383
Carriage Services, Inc.	575	4,646
Carrizo Oil & Gas, Inc. (a)	1,604	40,437
Carrols Restaurant Group, Inc. (a)	562	3,040
Cascade Bancorp (a)	318	1,647
Cascade Corp.	372	17,525
Casella Waste Systems, Inc. Class A (a)	1,047	5,287
Casey's General Stores, Inc.	1,566	93,067
Cash America International, Inc.	1,212	46,444
Cass Information Systems, Inc.	381	14,478
Casual Male Retail Group, Inc. (a)	1,868	7,098
Cathay General Bancorp	3,221	52,148
Cavco Industries, Inc. (a)	286	13,688
Cavium, Inc. (a)	2,050	55,391
Common Stocks - continued
	Shares	Value
United States of America - continued
Cbeyond, Inc. (a)	1,068	$ 7,615
CBIZ, Inc. (a)	1,576	8,337
CDI Corp.	587	9,486
CEC Entertainment, Inc.	767	26,431
CECO Environmental Corp.	250	2,000
Cedar Shopping Centers, Inc.	2,474	12,741
Celadon Group, Inc.	836	12,481
Celldex Therapeutics, Inc. (a)	2,418	12,501
Cempra, Inc.	311	2,460
Centene Corp. (a)	2,113	80,379
Center Bancorp, Inc.	480	5,304
Centerstate Banks of Florida, Inc.	1,156	8,959
Central European Distribution Corp. (a)	2,762	9,004
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,591	18,169
Central Pacific Financial Corp. (a)	894	11,980
Century Aluminum Co. (a)	2,130	13,014
Century Bancorp, Inc. Class A (non-vtg.)	142	4,271
Cenveo, Inc. (a)	2,027	3,831
Cepheid, Inc. (a)	2,698	86,444
Ceradyne, Inc.	992	21,824
Ceres, Inc.	192	1,665
Cerus Corp. (a)	2,179	6,581
Ceva, Inc. (a)	958	14,887
CH Energy Group, Inc.	612	39,798
Chart Industries, Inc. (a)	1,228	79,648
Charter Financial Corp., Georgia	200	1,774
Chase Corp.	239	3,695
Chatham Lodging Trust	625	8,594
Checkpoint Systems, Inc. (a)	1,692	13,011
Chefs' Warehouse Holdings (a)	475	7,671
Chemed Corp.	792	49,714
Chemical Financial Corp.	1,103	24,740
ChemoCentryx, Inc.	191	2,768
Chemtura Corp. (a)	4,067	54,986
Cherokee, Inc.	323	4,328
Chesapeake Lodging Trust	1,289	21,874
Chesapeake Utilities Corp.	398	18,205
Chindex International, Inc. (a)	425	4,441
Chiquita Brands International, Inc. (a)	1,953	10,117
Churchill Downs, Inc.	533	29,496
Ciber, Inc. (a)	2,991	11,216
Ciena Corp. (a)	4,072	65,274
Common Stocks - continued
	Shares	Value
United States of America - continued
CIFI Corp. (a)	227	$ 1,664
Cincinnati Bell, Inc. New (a)	8,178	31,485
CIRCOR International, Inc.	698	21,491
Cirrus Logic, Inc. (a)	2,650	97,441
Citi Trends, Inc. (a)	623	9,364
Citizens & Northern Corp.	483	8,931
Citizens Republic Bancorp, Inc. (a)	1,637	29,466
Citizens, Inc. Class A (a)	1,605	16,596
City Holding Co.	593	19,599
CLARCOR, Inc.	2,057	99,456
Clayton Williams Energy, Inc. (a)	241	9,948
Clean Energy Fuels Corp. (a)(d)	2,742	38,690
Clearwater Paper Corp. (a)	953	33,584
Cleco Corp.	2,485	108,744
Clifton Savings Bancorp, Inc.	316	3,081
Cloud Peak Energy, Inc. (a)	2,523	41,756
Clovis Oncology, Inc.	568	10,048
CNB Financial Corp., Pennsylvania	480	7,906
CNO Financial Group, Inc.	8,706	72,173
CoBiz, Inc.	1,471	9,856
Coca-Cola Bottling Co. CONSOLIDATED	202	13,568
Codexis, Inc. (a)	1,091	3,360
Coeur d'Alene Mines Corp. (a)	3,694	60,249
Cogent Communications Group, Inc. (a)	1,902	35,130
Cognex Corp.	1,748	59,082
Cohen & Steers, Inc.	752	24,816
Coherent, Inc. (a)	978	47,756
Cohu, Inc.	1,024	8,806
Coinstar, Inc. (a)	1,286	61,072
Coleman Cable, Inc.	335	2,904
Collective Brands, Inc. (a)	2,497	53,735
Collectors Universe, Inc.	184	2,685
Colonial Properties Trust (SBI)	3,596	81,449
Colony Financial, Inc.	1,334	24,479
Columbia Banking Systems, Inc.	1,618	29,205
Columbia Sportswear Co.	502	25,396
Columbus McKinnon Corp. (NY Shares) (a)	755	11,106
Comfort Systems USA, Inc.	1,505	14,734
Commercial Vehicle Group, Inc. (a)	1,023	7,887
Community Bank System, Inc.	1,615	44,429
Community Trust Bancorp, Inc.	572	19,414
CommVault Systems, Inc. (a)	1,837	89,131
Common Stocks - continued
	Shares	Value
United States of America - continued
Computer Programs & Systems, Inc.	462	$ 22,869
Computer Task Group, Inc. (a)	596	8,886
CompX International, Inc. Class A	23	295
comScore, Inc. (a)	1,507	23,208
Comstock Resources, Inc. (a)	1,964	31,778
Comtech Telecommunications Corp.	762	20,818
Comverse Technology, Inc. (a)	9,042	49,098
Conceptus, Inc. (a)	1,275	23,690
CONMED Corp.	1,197	32,846
Conn's, Inc. (a)	666	11,888
Connecticut Water Service, Inc.	388	11,729
Consolidated Communications Holdings, Inc.	1,651	26,185
Consolidated Graphics, Inc. (a)	333	7,895
Consolidated-Tomoka Land Co.	163	4,587
Constant Contact, Inc. (a)	1,257	21,080
Contango Oil & Gas Co. (a)	537	31,817
Convergys Corp.	4,799	70,737
Cooper Tire & Rubber Co.	2,560	44,723
Corcept Therapeutics, Inc. (a)	2,225	8,055
Core-Mark Holding Co., Inc.	468	22,600
Coresite Realty Corp.	814	21,701
Corinthian Colleges, Inc. (a)	3,426	6,921
Cornerstone OnDemand, Inc. (a)	1,373	32,650
Cornerstone Therapeutics, Inc. (a)	350	2,695
Coronado Biosciences, Inc. (a)	485	2,881
Corporate Executive Board Co.	1,375	63,429
Corvel Corp. (a)	243	11,212
CoStar Group, Inc. (a)	1,098	90,618
Courier Corp.	459	5,104
Cousins Properties, Inc.	3,667	27,833
Cowen Group, Inc. Class A (a)	3,727	9,318
CPI Aerostructures, Inc. (a)	207	2,349
CRA International, Inc. (a)	454	7,032
Cracker Barrel Old Country Store, Inc.	786	49,251
Craft Brew Alliance, Inc. (a)	362	3,091
Crawford & Co. Class B	1,114	4,501
Cray, Inc. (a)	1,556	19,341
Credit Acceptance Corp. (a)	321	30,771
CREDO Petroleum Corp. (a)	311	4,488
Crescent Financial Bancshares, Inc. (a)	208	1,107
Crexus Investment Corp.	2,743	28,747
Crimson Exploration, Inc. (a)	767	3,375
Common Stocks - continued
	Shares	Value
United States of America - continued
Crocs, Inc. (a)	3,710	$ 56,949
Cross Country Healthcare, Inc. (a)	1,115	5,084
Crosstex Energy, Inc.	1,626	21,935
Crown Media Holdings, Inc. Class A (a)	1,153	2,248
Cryolife, Inc. (a)	1,101	6,122
CSG Systems International, Inc. (a)	1,414	24,929
CSS Industries, Inc.	380	7,121
CTS Corp.	1,396	12,424
CubeSmart	5,088	61,005
Cubic Corp.	645	31,199
Cubist Pharmaceuticals, Inc. (a)	2,612	112,473
Culp, Inc.	308	3,080
Cumberland Pharmaceuticals, Inc. (a)	427	2,605
Cumulus Media, Inc. Class A (a)	2,215	5,582
Curis, Inc. (a)	3,285	15,899
Curtiss-Wright Corp.	1,930	57,842
CVB Financial Corp.	3,650	43,070
CVR Energy, Inc. (a)	673	19,221
Cyberonics, Inc. (a)	1,125	48,713
Cymer, Inc. (a)	1,269	72,599
Cynosure, Inc. Class A (a)	425	10,642
Cys Investments, Inc.	6,818	98,588
Cytori Therapeutics, Inc. (a)	2,607	6,830
Daily Journal Corp. (a)	35	3,318
Daktronics, Inc.	1,493	11,541
Dana Holding Corp.	6,072	80,029
Darling International, Inc. (a)	4,829	79,775
Datalink Corp. (a)	553	4,352
Dawson Geophysical Co. (a)	297	6,843
DCT Industrial Trust, Inc.	10,117	63,332
DealerTrack Holdings, Inc. (a)	1,731	50,493
Delek US Holdings, Inc.	704	13,897
Delta Apparel, Inc. (a)	264	3,696
Delta Natural Gas Co., Inc.	300	6,090
Deltek, Inc. (a)	860	11,197
Deltic Timber Corp.	455	28,124
Deluxe Corp.	2,077	58,821
Demand Media, Inc. (a)	1,231	13,689
Demandware, Inc.	279	6,855
Dendreon Corp. (a)(d)	6,337	30,164
Denny's Corp. (a)	3,965	17,287
DepoMed, Inc. (a)	2,333	12,878
Common Stocks - continued
	Shares	Value
United States of America - continued
Derma Sciences, Inc. (a)	330	$ 3,303
Destination Maternity Corp.	571	10,215
DexCom, Inc. (a)	2,792	30,740
DFC Global Corp. (a)	1,804	34,583
DialGlobal, Inc. (a)	47	130
Diamond Foods, Inc.	890	14,480
Diamond Hill Investment Group, Inc.	115	8,592
DiamondRock Hospitality Co.	7,740	73,220
Dice Holdings, Inc. (a)	1,865	14,062
Digi International, Inc. (a)	1,052	9,626
Digimarc Corp.	306	7,433
Digital Domain Media Group, Inc. (d)	431	1,827
Digital Generation, Inc. (a)	1,141	12,163
Digital River, Inc. (a)	1,529	27,201
DigitalGlobe, Inc. (a)	1,487	28,952
Dime Community Bancshares, Inc.	1,328	19,256
DineEquity, Inc. (a)	638	34,005
Diodes, Inc. (a)	1,492	28,258
Discovery Laboratories, Inc. (a)	1,561	3,949
Dolan Co. (a)	1,378	6,725
Dole Food Co., Inc. (a)	1,521	17,902
Dollar Thrifty Automotive Group, Inc. (a)	1,149	85,486
Domino's Pizza, Inc.	2,377	81,151
Donegal Group, Inc. Class A	272	3,645
Dorman Products, Inc. (a)	998	28,663
Douglas Dynamics, Inc.	934	12,488
Drew Industries, Inc. (a)	768	20,628
Dril-Quip, Inc. (a)	1,652	121,108
DSP Group, Inc. (a)	854	4,936
DTS, Inc. (a)	815	15,183
Duff & Phelps Corp. Class A	1,276	18,808
DuPont Fabros Technology, Inc.	2,519	67,761
DUSA Pharmaceuticals, Inc. (a)	838	4,584
DXP Enterprises, Inc. (a)	368	16,266
Dyax Corp. (a)	4,142	10,976
Dycom Industries, Inc. (a)	1,405	24,475
Dynamic Materials Corp.	578	9,658
Dynavax Technologies Corp. (a)	7,222	27,877
Dynex Capital, Inc.	2,242	23,294
E.W. Scripps Co. Class A (a)	1,313	12,198
Eagle Bancorp, Inc., Maryland (a)	701	12,443
Eagle Materials, Inc.	1,857	64,531
Common Stocks - continued
	Shares	Value
United States of America - continued
EarthLink, Inc.	4,389	$ 30,065
Eastern Co.	222	3,963
Eastern Insurance Holdings, Inc.	231	3,664
EastGroup Properties, Inc.	1,167	62,411
Ebix, Inc.	1,172	25,421
Echelon Corp. (a)	1,394	4,489
Echo Global Logistics, Inc. (a)	617	11,131
Edelman Financial Group, Inc.	909	7,881
Edgen Group, Inc. Class A	539	4,043
Education Management Corp. (a)	967	3,636
Education Realty Trust, Inc.	3,885	45,532
eHealth, Inc. (a)	805	14,788
Einstein Noah Restaurant Group, Inc.	317	5,389
El Paso Electric Co.	1,629	55,142
Electro Rent Corp.	784	13,140
Electro Scientific Industries, Inc.	971	12,050
Electronics for Imaging, Inc. (a)	1,964	28,714
Elizabeth Arden, Inc. (a)	1,019	39,751
Ellie Mae, Inc. (a)	872	17,876
EMC Insurance Group	166	3,357
EMCOR Group, Inc.	2,759	72,644
Emergent BioSolutions, Inc. (a)	1,050	15,341
Emeritus Corp. (a)	1,235	20,933
Empire District Electric Co.	1,689	36,314
Employers Holdings, Inc.	1,328	23,745
Emulex Corp. (a)	3,470	22,451
Encore Capital Group, Inc. (a)	893	25,004
Encore Wire Corp.	784	21,482
Endeavour International Corp. (a)(d)	1,954	16,746
Endocyte, Inc. (a)	1,266	9,736
Endologix, Inc. (a)	2,267	26,637
Energy Partners Ltd. (a)	1,121	18,945
Energy Recovery, Inc. (a)	2,082	4,685
EnergySolutions, Inc. (a)	3,350	5,561
EnerNOC, Inc. (a)	1,130	7,164
EnerSys (a)	1,972	67,344
Ennis, Inc.	1,065	15,272
Enphase Energy, Inc.	280	1,627
EnPro Industries, Inc. (a)	853	29,403
Entegris, Inc. (a)	5,632	45,338
Entercom Communications Corp. Class A (a)	1,166	6,343
EnteroMedics, Inc. (a)	906	3,008
Common Stocks - continued
	Shares	Value
United States of America - continued
Enterprise Bancorp, Inc.	322	$ 5,348
Enterprise Financial Services Corp.	773	9,701
Entertainment Properties Trust (SBI)	1,918	86,617
Entravision Communication Corp. Class A	1,724	2,138
Entropic Communications, Inc. (a)	3,658	21,948
Envivio, Inc.	280	1,677
Enzon Pharmaceuticals, Inc. (a)	1,770	11,735
EPAM Systems, Inc.	177	2,839
EPIQ Systems, Inc.	1,311	14,801
ePlus, Inc. (a)	144	4,893
Epoch Holding Corp.	649	13,681
Epocrates, Inc. (a)	668	5,037
Equity One, Inc.	2,256	48,933
ESB Financial Corp.	469	6,608
ESCO Technologies, Inc.	1,112	40,043
ESSA Bancorp, Inc.	326	3,446
Esterline Technologies Corp. (a)	1,259	73,928
Ethan Allen Interiors, Inc.	973	20,073
Euronet Worldwide, Inc. (a)	2,082	38,059
EverBank Financial Corp.	921	11,034
Evercore Partners, Inc. Class A	1,168	27,063
Evolution Petroleum Corp. (a)	726	6,062
Exact Sciences Corp. (a)	2,396	24,559
Exactech, Inc. (a)	390	6,455
ExactTarget, Inc.	427	9,736
ExamWorks Group, Inc. (a)	1,178	15,373
Exar Corp. (a)	1,515	11,211
Excel Trust, Inc.	1,379	16,879
Exelixis, Inc. (a)	6,067	37,919
Exide Technologies (a)	3,415	10,006
ExlService Holdings, Inc. (a)	958	23,615
Exponent, Inc. (a)	559	28,895
Express, Inc. (a)	3,678	59,216
Exterran Holdings, Inc. (a)	2,645	39,067
Extreme Networks, Inc. (a)	3,949	12,637
EZCORP, Inc. (non-vtg.) Class A (a)	1,963	44,168
Fair Isaac Corp.	1,405	60,822
FairPoint Communications, Inc. (a)	914	5,585
FalconStor Software, Inc. (a)	1,021	2,062
Farmer Brothers Co. (a)	222	1,732
Farmer Mac Class C (non-vtg.)	429	10,785
Farmers National Banc Corp.	672	3,951
Common Stocks - continued
	Shares	Value
United States of America - continued
FARO Technologies, Inc. (a)	703	$ 30,250
FBL Financial Group, Inc. Class A	412	12,751
FBR Capital Markets Corp. (a)	1,705	4,962
Federal Signal Corp. (a)	2,601	14,748
Federal-Mogul Corp. Class A (a)	796	7,920
FEI Co.	1,562	74,523
FelCor Lodging Trust, Inc. (a)	5,156	24,955
Ferro Corp. (a)	3,518	10,800
Fidelity Southern Corp.	341	3,096
Fiesta Restaurant Group, Inc. (a)	695	10,696
Fifth & Pacific Companies, Inc. (a)	4,488	49,727
Fifth Street Finance Corp.	3,416	34,536
Financial Engines, Inc. (a)	1,885	35,381
Financial Institutions, Inc.	597	10,268
Finisar Corp. (a)	3,694	45,916
Finish Line, Inc. Class A	2,090	43,639
First American Financial Corp.	4,372	80,095
First Bancorp, North Carolina	566	4,822
First Bancorp, Puerto Rico (a)	2,966	11,211
First Busey Corp.	3,236	15,080
First California Financial Group, Inc. (a)	963	6,462
First Cash Financial Services, Inc. (a)	1,171	46,957
First Commonwealth Financial Corp.	4,314	30,241
First Community Bancshares, Inc.	624	9,042
First Connecticut Bancorp, Inc.	768	10,222
First Defiance Financial Corp.	445	7,231
First Federal Bancshares of Arkansas, Inc. (a)	163	1,356
First Financial Bancorp, Ohio	2,367	37,777
First Financial Bankshares, Inc.	1,295	44,671
First Financial Corp., Indiana	471	13,965
First Financial Holdings, Inc.	751	8,862
First Financial Northwest, Inc. (a)	688	5,642
First Industrial Realty Trust, Inc. (a)	3,573	45,520
First Interstate Bancsystem, Inc.	712	10,260
First Marblehead Corp. (a)	2,732	2,923
First Merchants Corp.	1,160	16,507
First Midwest Bancorp, Inc., Delaware	3,043	34,386
First of Long Island Corp.	324	9,296
First PacTrust Bancorp, Inc.	446	5,018
First Potomac Realty Trust	2,042	23,667
First Solar, Inc. (a)	2,446	38,011
FirstMerit Corp.	4,464	72,317
Common Stocks - continued
	Shares	Value
United States of America - continued
Fisher Communications, Inc. (a)	386	$ 12,337
Five Star Quality Care, Inc. (a)	1,908	6,812
Flexsteel Industries, Inc.	158	3,380
Flotek Industries, Inc. (a)	1,998	19,520
Flow International Corp. (a)	1,773	5,674
Fluidigm Corp. (a)	854	11,111
Flushing Financial Corp.	1,318	18,597
FNB Corp., Pennsylvania	5,690	61,907
FNB United Corp. (a)	448	5,322
Forbes Energy Services Ltd. (a)	523	2,306
Forest Oil Corp. (a)	4,802	32,894
Forestar Group, Inc. (a)	1,428	16,251
FormFactor, Inc. (a)	2,070	12,668
Forrester Research, Inc.	572	16,325
Fortegra Financial Corp. (a)	235	1,861
Forum Energy Technologies, Inc.	889	18,527
Forward Air Corp.	1,177	39,382
Fox Chase Bancorp, Inc.	493	7,346
Francescas Holdings Corp. (a)	1,441	45,262
Franklin Covey Co. (a)	492	5,122
Franklin Electric Co., Inc.	957	53,984
Franklin Financial Corp./VA (a)	648	10,459
Franklin Street Properties Corp.	2,919	30,270
Fred's, Inc. Class A	1,473	20,917
FreightCar America, Inc.	509	10,353
Frisch's Restaurants, Inc.	109	3,544
FSI International, Inc. (a)	1,715	6,208
FTI Consulting, Inc. (a)	1,736	44,320
Fuel Systems Solutions, Inc. (a)	633	11,217
FuelCell Energy, Inc. (a)	6,130	6,375
Furiex Pharmaceuticals, Inc. (a)	319	6,131
Furmanite Corp. (a)	1,557	6,975
FutureFuel Corp.	753	7,327
FX Alliance, Inc.	242	5,348
FX Energy, Inc. (a)	2,168	14,591
FXCM, Inc. Class A	889	9,335
G&K Services, Inc. Class A	754	23,759
G-III Apparel Group Ltd. (a)	663	16,290
Gain Capital Holdings, Inc.	507	2,434
GAMCO Investors, Inc. Class A	271	12,111
Gaylord Entertainment Co. (a)	1,286	47,261
Geeknet, Inc. (a)	184	3,680
Common Stocks - continued
	Shares	Value
United States of America - continued
GenCorp, Inc. (non-vtg.) (a)	2,423	$ 20,474
Generac Holdings, Inc.	1,014	23,139
General Communications, Inc. Class A (a)	1,515	14,302
General Moly, Inc. (a)	2,784	8,296
Genesco, Inc. (a)	1,005	66,551
Genesee & Wyoming, Inc. Class A (a)	1,659	102,958
Genie Energy Ltd. Class B	672	4,744
Genomic Health, Inc. (a)	671	22,525
GenOn Energy, Inc. (a)	31,765	75,601
Gentiva Health Services, Inc. (a)	1,301	8,665
GeoEye, Inc. (a)	632	16,072
Georesources, Inc. (a)	862	28,843
Georgia Gulf Corp.	1,390	45,564
German American Bancorp, Inc.	493	10,033
Geron Corp. (a)	5,059	8,701
Getty Realty Corp.	1,072	19,918
Gevo, Inc. (a)	757	2,937
GFI Group, Inc.	2,636	8,382
Gibraltar Industries, Inc. (a)	1,265	12,043
Glacier Bancorp, Inc.	2,952	44,782
Gladstone Capital Corp.	888	7,237
Gladstone Commercial Corp.	439	7,590
Gladstone Investment Corp.	793	5,725
Glatfelter	1,744	27,747
Glimcher Realty Trust	5,742	57,535
Global Cash Access Holdings, Inc. (a)	2,637	17,035
Global Geophysical Services, Inc. (a)	867	5,089
Global Power Equipment Group, Inc.	712	14,632
Globe Specialty Metals, Inc.	2,512	31,475
Globecomm Systems, Inc. (a)	957	9,742
Glu Mobile, Inc. (a)	2,243	10,766
Gold Resource Corp.	1,216	21,803
Golden Minerals Co. (a)	1,145	4,832
Goodrich Petroleum Corp. (a)	1,070	12,412
Gordmans Stores, Inc. (a)	310	5,251
Gorman-Rupp Co.	609	16,906
Government Properties Income Trust	1,503	34,419
GP Strategies Corp. (a)	572	9,787
Graham Corp.	378	6,445
Gramercy Capital Corp. (a)	1,676	3,972
Grand Canyon Education, Inc. (a)	1,631	27,140
Granite Construction, Inc.	1,601	41,466
Common Stocks - continued
	Shares	Value
United States of America - continued
Graphic Packaging Holding Co. (a)	6,789	$ 38,018
Great Lakes Dredge & Dock Corp.	2,359	16,820
Great Southern Bancorp, Inc.	421	12,904
Greatbatch, Inc. (a)	987	22,533
Green Bankshares, Inc. (a)	694	1,256
Green Dot Corp. Class A (a)	993	10,367
Green Plains Renewable Energy, Inc. (a)	907	4,027
Greenbrier Companies, Inc. (a)	934	15,224
Greenhill & Co., Inc.	1,194	47,426
Greenway Medical Technologies	296	4,052
Griffin Land & Nurseries, Inc.	100	2,880
Griffon Corp.	1,852	16,279
Group 1 Automotive, Inc.	937	50,364
GSE Holding, Inc.	285	2,958
GSI Technology, Inc. (a)	721	3,454
GSV Capital Corp. (a)	820	8,380
GT Advanced Technologies, Inc. (a)	4,840	24,781
GTx, Inc. (a)	944	3,323
Guaranty Bancorp (a)	3,463	6,649
Guidance Software, Inc. (a)	640	6,310
Guidewire Software, Inc.	809	20,759
Gulf Island Fabrication, Inc.	591	16,436
Gulfmark Offshore, Inc. Class A (a)	1,088	39,114
Gulfport Energy Corp. (a)	2,270	46,762
Gyrodyne Co. of America, Inc. (a)	43	4,902
H&E Equipment Services, Inc. (a)	1,144	16,153
H.B. Fuller Co.	2,036	59,492
Hackett Group, Inc. (a)	898	4,230
Haemonetics Corp. (a)	1,042	74,930
Hain Celestial Group, Inc. (a)	1,513	84,259
Halcon Resources Corp. (a)	2,887	19,054
Hallador Energy Co.	223	1,677
Hallmark Financial Services, Inc. (a)	557	4,595
Halozyme Therapeutics, Inc. (a)	3,653	32,950
Hampton Roads Bankshares, Inc. rights (a)	91	235
Hancock Holding Co.	3,120	95,098
Handy & Harman Ltd. (a)	192	2,571
Hanger, Inc. (a)	1,394	35,923
Hanmi Financial Corp. (a)	1,290	14,126
Hansen Medical, Inc. (a)	2,213	3,917
Harbinger Group, Inc. (a)	1,694	15,686
Hardinge, Inc.	419	3,821
Common Stocks - continued
	Shares	Value
United States of America - continued
Harmonic, Inc. (a)	4,687	$ 19,873
Harris & Harris Group, Inc. (a)	1,548	5,759
Harris Teeter Supermarkets, Inc.	1,804	74,577
Harte-Hanks, Inc.	1,830	11,529
Harvard Bioscience, Inc. (a)	889	3,289
Harvest Natural Resources, Inc. (a)	1,576	12,419
Haverty Furniture Companies, Inc.	851	9,599
Hawaiian Holdings, Inc. (a)	2,095	13,345
Hawaiian Telcom Holdco, Inc. (a)	441	7,938
Hawkins, Inc.	389	14,798
Haynes International, Inc.	507	24,432
Headwaters, Inc. (a)	2,551	15,944
Healthcare Realty Trust, Inc.	3,204	78,690
Healthcare Services Group, Inc.	2,762	59,880
HealthSouth Corp. (a)	3,926	87,942
HealthStream, Inc. (a)	810	22,631
Healthways, Inc. (a)	1,393	15,616
Heartland Express, Inc.	2,001	27,814
Heartland Financial USA, Inc.	590	15,417
Heartland Payment Systems, Inc.	1,580	50,086
HeartWare International, Inc. (a)	584	52,145
Heckmann Corp. (a)	5,349	16,475
Hecla Mining Co.	11,593	52,169
HEICO Corp.	2,168	77,376
Heidrick & Struggles International, Inc.	773	10,343
Helix Energy Solutions Group, Inc. (a)	4,354	77,850
Hercules Offshore, Inc. (a)	6,398	22,969
Hercules Technology Growth Capital, Inc.	2,043	22,943
Heritage Commerce Corp. (a)	927	5,683
Heritage Financial Corp., Washington	667	9,238
Heritage Financial Group, Inc.	310	4,151
Heritage Oaks Bancorp (a)	719	3,883
Heritage-Crystal Clean, Inc. (a)	285	4,982
Herman Miller, Inc.	2,406	44,030
Hersha Hospitality Trust	7,076	34,389
Hexcel Corp. (a)	4,083	95,093
HFF, Inc. (a)	1,307	17,069
hhgregg, Inc. (a)	587	4,039
Hi-Tech Pharmacal Co., Inc. (a)	442	15,187
Hibbett Sports, Inc. (a)	1,089	66,179
HickoryTech Corp.	513	5,474
Higher One Holdings, Inc. (a)	1,303	14,450
Common Stocks - continued
	Shares	Value
United States of America - continued
Highwoods Properties, Inc. (SBI)	3,024	$ 102,423
Hill International, Inc. (a)	1,328	5,166
Hillenbrand, Inc.	2,262	39,110
Hilltop Holdings, Inc. (a)	1,617	16,995
Hingham Institution for Savings	45	2,732
Hittite Microwave Corp. (a)	1,286	65,162
HMS Holdings Corp. (a)	3,529	121,433
HNI Corp.	1,857	49,340
Home Bancorp, Inc. (a)	242	4,070
Home Bancshares, Inc.	905	27,286
Home Federal Bancorp, Inc.	598	5,932
Homeowners Choice, Inc.	262	4,750
HomeStreet, Inc.	184	6,745
Hooker Furniture Corp.	469	5,530
Horace Mann Educators Corp.	1,630	28,427
Horizon Bancorp Industries	134	3,615
Horizon Pharma, Inc. (d)	902	5,150
Hornbeck Offshore Services, Inc. (a)	1,444	61,153
Horsehead Holding Corp. (a)	1,807	16,317
Hot Topic, Inc.	1,745	17,729
Houston Wire & Cable Co.	708	8,107
Hovnanian Enterprises, Inc. Class A (a)	4,177	9,691
HSN, Inc.	1,556	65,912
Hub Group, Inc. Class A (a)	1,507	44,833
Hudson Global, Inc. (a)	1,278	5,815
Hudson Pacific Properties, Inc.	1,505	26,759
Hudson Valley Holding Corp.	654	11,026
Hurco Companies, Inc. (a)	292	5,957
Huron Consulting Group, Inc. (a)	937	31,558
IBERIABANK Corp.	1,223	57,273
ICF International, Inc. (a)	788	19,361
ICG Group, Inc. (a)	1,515	13,544
Iconix Brand Group, Inc. (a)	2,884	51,133
ICU Medical, Inc. (a)	515	27,465
IDACORP, Inc.	2,063	87,059
Idenix Pharmaceuticals, Inc. (a)	3,043	30,826
IDT Corp. Class B	682	6,902
iGate Corp. (a)	1,349	21,449
Ignite Restaurant Group, Inc. (a)	242	3,308
II-VI, Inc. (a)	2,140	37,322
Imation Corp. (a)	1,218	6,784
Immersion Corp. (a)	1,217	6,803
Common Stocks - continued
	Shares	Value
United States of America - continued
ImmunoCellular Therapeutics Ltd. (a)(d)	1,447	$ 4,558
ImmunoGen, Inc. (a)	3,459	55,828
Immunomedics, Inc. (a)	2,577	8,916
Impax Laboratories, Inc. (a)	2,719	60,416
Imperva, Inc.	408	10,771
inContact, Inc. (a)	1,391	7,150
Independence Holding Co.	306	2,889
Independent Bank Corp., Massachusetts	863	25,640
Infinera Corp. (a)	4,544	25,083
Infinity Pharmaceuticals, Inc. (a)	819	14,300
Infinity Property & Casualty Corp.	498	28,789
Infoblox, Inc.	333	6,996
Ingles Markets, Inc. Class A	477	7,804
Inland Real Estate Corp.	3,079	24,570
InnerWorkings, Inc. (a)	1,283	15,383
Innodata, Inc. (a)	980	3,763
Innophos Holdings, Inc.	903	52,347
Innospec, Inc. (a)	944	29,377
Inphi Corp. (a)	898	9,878
Insight Enterprises, Inc. (a)	1,809	30,319
Insperity, Inc.	943	24,744
Insteel Industries, Inc.	708	7,052
Insulet Corp. (a)	1,978	38,690
Integra LifeSciences Holdings Corp. (a)	808	31,076
Integramed America, Inc. (a)	388	5,405
Integrated Device Technology, Inc. (a)	5,848	29,474
Integrated Silicon Solution, Inc. (a)	1,148	11,170
Inter Parfums, Inc.	683	11,106
Interactive Intelligence Group, Inc. (a)	592	15,439
InterDigital, Inc.	1,832	50,014
Interface, Inc.	2,388	31,665
Interline Brands, Inc. (a)	1,293	32,816
Intermec, Inc. (a)	2,451	14,755
Intermolecular, Inc.	578	3,849
InterMune, Inc. (a)	2,665	23,532
Internap Network Services Corp. (a)	2,156	13,885
International Bancshares Corp.	2,199	40,308
International Rectifier Corp. (a)	2,816	47,985
International Shipholding Corp.	202	3,733
International Speedway Corp. Class A	1,121	28,742
Intersections, Inc.	375	5,340
Intersil Corp. Class A	5,249	48,343
Common Stocks - continued
	Shares	Value
United States of America - continued
Interval Leisure Group, Inc.	1,586	$ 29,087
Intevac, Inc. (a)	1,018	5,976
INTL FCStone, Inc. (a)	584	11,125
IntraLinks Holdings, Inc. (a)	1,369	5,969
Invacare Corp.	1,270	17,894
InvenSense, Inc.	1,484	19,144
Inventure Foods, Inc. (a)	473	3,623
Invesco Mortgage Capital, Inc.	4,717	93,349
Investment Technology Group, Inc. (a)	1,598	13,231
Investors Bancorp, Inc. (a)	1,811	29,465
Investors Real Estate Trust	3,578	29,196
Investors Title Co.	43	2,301
ION Geophysical Corp. (a)	5,364	35,671
iPass, Inc. (a)	2,297	5,237
IPC The Hospitalist Co., Inc. (a)	678	29,154
Iridium Communications, Inc. (a)	1,976	17,903
IRIS International, Inc. (a)	671	6,972
iRobot Corp. (a)	1,143	26,015
Ironwood Pharmaceuticals, Inc. Class A (a)	3,123	40,193
Isis Pharmaceuticals, Inc. (a)	4,138	50,153
Isle of Capri Casinos, Inc. (a)	982	5,764
Isramco, Inc. (a)	49	5,243
iStar Financial, Inc. (a)	3,365	22,613
Ixia (a)	1,747	27,079
IXYS Corp. (a)	1,017	10,272
J&J Snack Foods Corp.	604	34,905
j2 Global, Inc.	1,912	57,226
Jack in the Box, Inc. (a)	1,800	48,582
JAKKS Pacific, Inc.	1,032	16,533
Jamba, Inc. (a)	2,816	7,716
JDA Software Group, Inc. (a)	1,752	51,824
JetBlue Airways Corp. (a)	9,632	53,072
Jive Software, Inc.	674	13,500
JMP Group, Inc.	543	3,383
John B. Sanfilippo & Son, Inc. (a)	289	4,901
John Bean Technologies Corp.	1,204	17,639
Johnson Outdoors, Inc. Class A (a)	214	4,479
Jos. A. Bank Clothiers, Inc. (a)	1,132	47,838
Journal Communications, Inc. Class A (a)	1,861	10,310
K-Swiss, Inc. Class A (a)	1,063	3,306
K12, Inc. (a)	1,109	20,051
Kadant, Inc. (a)	492	10,189
Common Stocks - continued
	Shares	Value
United States of America - continued
Kaiser Aluminum Corp.	782	$ 42,650
Kaiser Federal Financial Group, Inc.	323	4,696
Kaman Corp.	1,080	35,186
Kansas City Life Insurance Co.	155	5,383
Kapstone Paper & Packaging Corp. (a)	1,667	28,022
Kaydon Corp.	1,325	27,958
KB Home (d)	3,143	29,041
KBW, Inc.	1,402	22,586
KCAP Financial, Inc.	933	7,427
Kearny Financial Corp.	553	5,375
Kelly Services, Inc. Class A (non-vtg.)	1,128	13,378
KEMET Corp. (a)	1,922	9,283
Kenexa Corp. (a)	1,124	26,762
Kennedy-Wilson Holdings, Inc.	1,803	24,665
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	406	6,106
Keryx Biopharmaceuticals, Inc. (a)	3,151	5,735
Key Energy Services, Inc. (a)	6,216	49,790
KEY Tronic Corp. (a)	377	2,797
Keynote Systems, Inc.	664	9,130
KEYW Holding Corp. (a)	849	9,347
Kforce, Inc. (a)	1,156	13,375
Kimball International, Inc. Class B	1,354	12,660
Kindred Healthcare, Inc. (a)	2,360	22,349
KiOR, Inc. Class A (a)	1,093	8,351
Kirkland's, Inc. (a)	619	6,691
KIT Digital, Inc. (a)(d)	1,993	6,378
Kite Realty Group Trust	2,428	12,213
KMG Chemicals, Inc.	307	5,489
Knight Capital Group, Inc. Class A (a)	4,063	41,971
Knight Transportation, Inc.	2,376	36,424
Knoll, Inc.	1,980	27,106
Kopin Corp. (a)	2,889	10,487
Koppers Holdings, Inc.	875	28,823
Korn/Ferry International (a)	1,984	26,109
Kraton Performance Polymers, Inc. (a)	1,327	31,078
Kratos Defense & Security Solutions, Inc. (a)	1,729	9,769
Krispy Kreme Doughnuts, Inc. (a)	2,460	15,006
KVH Industries, Inc. (a)	583	7,608
L.B. Foster Co. Class A	349	10,327
La-Z-Boy, Inc. (a)	2,136	25,547
Laclede Group, Inc.	933	38,981
Ladenburg Thalmann Financial Services, Inc. (a)	4,611	6,548
Common Stocks - continued
	Shares	Value
United States of America - continued
Lakeland Bancorp, Inc.	1,114	$ 10,494
Lakeland Financial Corp.	664	17,091
Lancaster Colony Corp.	769	53,284
Landauer, Inc.	381	21,702
Landec Corp. (a)	1,062	8,485
Lannett Co., Inc. (a)	703	3,325
LaSalle Hotel Properties (SBI)	3,527	92,619
Lattice Semiconductor Corp. (a)	4,700	17,437
Layne Christensen Co. (a)	794	16,753
Leap Wireless International, Inc. (a)	2,224	12,632
Leapfrog Enterprises, Inc. Class A (a)	2,077	23,865
LeCroy Corp. (a)	705	10,074
Lexicon Pharmaceuticals, Inc. (a)	8,227	19,909
Lexington Corporate Properties Trust	4,850	43,359
LHC Group, Inc. (a)	680	12,165
Libbey, Inc. (a)	869	12,618
Life Time Fitness, Inc. (a)	1,765	80,149
Lifetime Brands, Inc.	418	5,384
Lifeway Foods, Inc.	312	3,295
Ligand Pharmaceuticals, Inc. Class B (a)	716	13,855
Limelight Networks, Inc. (a)	2,601	7,231
Limoneira Co.	373	6,677
LIN TV Corp. Class A (a)	1,104	3,963
Lincoln Educational Services Corp.	819	3,571
Lindsay Corp.	517	36,655
Lionbridge Technologies, Inc. (a)	2,444	7,528
Liquidity Services, Inc. (a)	969	44,303
Lithia Motors, Inc. Class A (sub. vtg.)	895	24,935
Littelfuse, Inc.	881	47,257
Live Nation Entertainment, Inc. (a)	5,712	50,951
LivePerson, Inc. (a)	2,275	42,543
LMI Aerospace, Inc. (a)	394	7,104
LogMeIn, Inc. (a)	920	17,434
Loral Space & Communications Ltd.	449	32,306
Louisiana-Pacific Corp. (a)	5,648	58,287
LSB Industries, Inc. (a)	766	24,612
LSI Industries, Inc.	760	4,902
LTC Properties, Inc.	1,248	44,554
LTX-Credence Corp. (a)	2,062	12,083
Luby's, Inc. (a)	720	4,774
Lufkin Industries, Inc.	1,382	63,641
Lumber Liquidators Holdings, Inc. (a)	1,118	47,280
Common Stocks - continued
	Shares	Value
United States of America - continued
Luminex Corp. (a)	1,699	$ 29,104
Lumos Networks Corp.	681	6,102
Lydall, Inc. (a)	743	9,481
M.D.C. Holdings, Inc.	1,558	49,638
M/A-COM Technology Solutions, Inc.	222	3,927
M/I Homes, Inc. (a)	769	12,758
Mac-Gray Corp.	480	6,638
Magellan Health Services, Inc. (a)	1,118	53,888
Magnum Hunter Resources Corp.	6,129	23,290
Maidenform Brands, Inc. (a)	991	20,890
Main Street Capital Corp.	1,145	28,064
MainSource Financial Group, Inc.	759	8,865
Mako Surgical Corp. (a)	1,482	18,881
Manhattan Associates, Inc. (a)	828	38,659
Manning & Napier, Inc.	547	7,461
MannKind Corp. (a)(d)	4,470	10,639
ManTech International Corp. Class A	963	21,119
MAP Pharmaceuticals, Inc. (a)	1,016	14,336
Marchex, Inc. Class B	977	3,390
Marcus Corp.	750	9,840
Marine Products Corp.	568	3,096
MarineMax, Inc. (a)	850	6,324
Market Leader, Inc. (a)	980	5,233
MarketAxess Holdings, Inc.	1,510	45,632
Marlin Business Services Corp.	363	5,576
Marriott Vacations Worldwide Corp.	1,085	33,657
Marten Transport Ltd.	637	11,434
Martha Stewart Living Omnimedia, Inc. Class A	1,085	3,526
Masimo Corp. (a)	2,035	45,584
MasTec, Inc. (a)	2,369	37,809
Matador Resources Co.	582	6,094
Materion Corp.	819	16,077
Matrix Service Co. (a)	1,036	10,733
Mattersight Corp. (a)	365	2,836
Matthews International Corp. Class A	1,168	33,872
Mattress Firm Holding Corp.	451	13,151
Mattson Technology, Inc. (a)	2,094	1,843
Maximus, Inc.	1,394	70,397
MaxLinear, Inc. Class A (a)	777	3,667
Maxwell Technologies, Inc. (a)	1,210	7,877
Maxygen, Inc. (a)	1,057	6,374
MB Financial, Inc.	2,256	45,549
Common Stocks - continued
	Shares	Value
United States of America - continued
McEwen Mining, Inc. (a)	8,123	$ 24,288
MCG Capital Corp.	3,179	13,924
McGrath RentCorp.	1,028	27,355
McMoRan Exploration Co. (a)(d)	4,189	54,708
Meadowbrook Insurance Group, Inc.	2,071	14,580
Measurement Specialties, Inc. (a)	602	17,928
Medallion Financial Corp.	736	8,155
MedAssets, Inc. (a)	2,387	31,485
Medical Properties Trust, Inc.	5,564	54,805
Medicis Pharmaceutical Corp. Class A	2,359	77,658
Medidata Solutions, Inc. (a)	903	31,975
MediFast, Inc. (a)	580	16,298
Mediware Information Systems, Inc. (a)	125	1,724
Medley Capital Corp.	730	9,052
Medtox Scientific, Inc. (a)	336	9,072
MeetMe, Inc. (a)	663	1,094
MEMC Electronic Materials, Inc. (a)	9,658	18,543
Mentor Graphics Corp. (a)	3,795	57,988
Mercantile Bank Corp. (a)	392	6,492
Merchants Bancshares, Inc.	229	6,055
Mercury Computer Systems, Inc. (a)	1,273	14,856
Meredith Corp. (d)	1,499	49,527
Merge Healthcare, Inc. (a)	2,282	6,755
Meridian Bioscience, Inc.	1,691	28,257
Meridian Interstate Bancorp, Inc. (a)	340	5,226
Merit Medical Systems, Inc. (a)	1,761	23,791
Meritage Homes Corp. (a)	1,270	44,577
Meritor, Inc. (a)	3,851	18,023
Merrimack Pharmaceuticals, Inc.	554	4,415
Mesa Laboratories, Inc.	93	4,306
Met-Pro Corp.	659	5,964
Metalico, Inc. (a)	1,803	3,498
Metals USA Holdings Corp. (a)	501	8,151
Methode Electronics, Inc. Class A	1,525	13,420
Metro Bancorp, Inc. (a)	643	8,038
Metrocorp Bancshares, Inc. (a)	670	6,928
Metropolitan Health Networks, Inc. (a)	1,773	14,946
MGE Energy, Inc.	957	45,879
MGIC Investment Corp. (a)	7,499	18,073
Michael Baker Corp. (a)	331	8,348
Micrel, Inc.	1,990	18,587
MicroFinancial, Inc.	326	3,146
Common Stocks - continued
	Shares	Value
United States of America - continued
Microsemi Corp. (a)	3,672	$ 71,090
MicroStrategy, Inc. Class A (a)	347	40,412
Middleburg Financial Corp.	188	3,040
Middleby Corp. (a)	771	75,496
Middlesex Water Co.	670	12,529
Midsouth Bancorp, Inc.	425	6,056
Midstates Petroleum Co., Inc.	1,021	8,699
MidWestOne Financial Group, Inc.	288	6,129
Millennial Media, Inc.	511	5,074
Miller Energy Resources, Inc. (a)	1,090	4,240
Miller Industries, Inc.	490	8,046
Mindspeed Technologies, Inc. (a)	1,452	3,427
Mine Safety Appliances Co.	1,146	39,331
Minerals Technologies, Inc.	735	46,996
MIPS Technologies, Inc. (a)	2,008	12,349
Mission West Properties, Inc.	751	6,616
MISTRAS Group, Inc. (a)	629	14,140
Mitcham Industries, Inc. (a)	542	9,577
MKS Instruments, Inc.	2,181	57,578
MModal, Inc. (a)	1,620	23,198
Mobile Mini, Inc. (a)	1,516	21,709
Modine Manufacturing Co. (a)	1,945	13,051
ModusLink Global Solutions, Inc. (a)	1,717	5,872
Molina Healthcare, Inc. (a)	1,231	30,049
Momenta Pharmaceuticals, Inc. (a)	1,945	27,658
Monarch Casino & Resort, Inc. (a)	364	2,719
MoneyGram International, Inc. (a)	890	13,848
Monmouth Real Estate Investment Corp. Class A	1,628	18,136
Monolithic Power Systems, Inc. (a)	1,223	23,702
Monotype Imaging Holdings, Inc.	1,450	21,286
Monro Muffler Brake, Inc.	1,269	41,966
Monster Worldwide, Inc. (a)	4,914	35,627
Moog, Inc. Class A (a)	1,867	67,940
Morgans Hotel Group Co. (a)	854	4,236
MoSys, Inc. (a)	1,398	4,516
Movado Group, Inc.	705	16,525
Move, Inc. (a)	1,601	14,745
MTR Gaming Group, Inc. (a)	820	2,952
MTS Systems Corp.	658	28,603
Mueller Industries, Inc.	1,109	47,277
Mueller Water Products, Inc. Class A	6,517	23,070
Multi-Color Corp.	563	10,945
Common Stocks - continued
	Shares	Value
United States of America - continued
Multi-Fineline Electronix, Inc. (a)	341	$ 8,924
Multimedia Games Holdng Co., Inc. (a)	1,102	15,593
MVC Capital, Inc.	1,010	12,837
MWI Veterinary Supply, Inc. (a)	517	47,094
Myers Industries, Inc.	1,371	22,539
MYR Group, Inc. (a)	851	13,888
NACCO Industries, Inc. Class A	230	23,035
Nanometrics, Inc. (a)	962	14,613
NASB Financial, Inc. (a)	152	2,886
Nash-Finch Co.	460	8,814
Nathan's Famous, Inc. (a)	94	2,847
National American University Holdings, Inc.	574	2,371
National Bankshares, Inc.	266	8,092
National Beverage Corp. (a)	489	7,091
National CineMedia, Inc.	2,295	32,451
National Financial Partners Corp. (a)	1,716	25,483
National Health Investors, Inc.	999	53,636
National Healthcare Corp.	418	18,254
National Interstate Corp.	240	6,286
National Penn Bancshares, Inc.	5,069	44,810
National Presto Industries, Inc.	200	13,308
National Research Corp.	91	4,579
National Western Life Insurance Co. Class A	100	14,159
Nationstar Mortgage Holdings, Inc.	772	16,999
Natural Gas Services Group, Inc. (a)	496	7,192
Nature's Sunshine Products, Inc.	433	6,694
Natus Medical, Inc. (a)	1,190	14,708
Navidea Biopharmaceuticals, Inc. (a)(d)	3,907	14,925
Navigant Consulting, Inc. (a)	2,067	24,039
Navigators Group, Inc. (a)	400	19,372
NBT Bancorp, Inc.	1,362	28,616
NCI Building Systems, Inc. (a)	823	8,855
Neenah Paper, Inc.	654	17,566
Nektar Therapeutics (a)	4,729	40,291
Nelnet, Inc. Class A	1,047	24,615
Neogen Corp. (a)	979	37,662
Neonode, Inc. (a)	815	4,116
NeoPhotonics Corp. (a)	685	3,398
NETGEAR, Inc. (a)	1,563	54,127
NetScout Systems, Inc. (a)	1,510	35,274
Netspend Holdings, Inc. (a)	1,310	11,528
Neurocrine Biosciences, Inc. (a)	2,628	19,973
Common Stocks - continued
	Shares	Value
United States of America - continued
Neutral Tandem, Inc. (a)	1,138	$ 15,545
New Jersey Resources Corp.	1,702	78,122
New York & Co., Inc. (a)	1,226	5,578
New York Mortgage Trust, Inc.	755	5,134
NewLink Genetics Corp.	532	6,320
Newpark Resources, Inc. (a)	3,601	24,595
Newport Corp. (a)	1,528	17,190
NewStar Financial, Inc. (a)	1,060	12,635
Nexstar Broadcasting Group, Inc. Class A (a)	428	2,791
NGP Capital Resources Co.	884	6,453
NIC, Inc.	2,639	35,521
NL Industries, Inc.	319	3,764
NN, Inc. (a)	753	6,777
Noranda Aluminium Holding Corp.	1,412	8,797
Nortek, Inc. (a)	313	15,969
Northern Oil & Gas, Inc. (a)	2,579	40,645
Northfield Bancorp, Inc.	556	8,323
Northrim Bancorp, Inc.	275	5,544
NorthStar Realty Finance Corp.	5,532	30,481
Northwest Bancshares, Inc.	3,988	46,460
Northwest Natural Gas Co.	1,108	53,949
Northwest Pipe Co. (a)	403	9,813
NorthWestern Energy Corp.	1,527	56,392
Novavax, Inc. (a)	4,675	10,425
NPS Pharmaceuticals, Inc. (a)	3,519	27,131
NTELOS Holdings Corp.	622	13,186
NumereX Corp. Class A (a)	433	4,118
Nutraceutical International Corp. (a)	316	4,712
NutriSystem, Inc.	1,190	12,477
NuVasive, Inc. (a)	1,791	37,414
NVE Corp. (a)	201	11,119
NxStage Medical, Inc. (a)	2,012	30,281
Oasis Petroleum, Inc. (a)	3,280	85,870
Obagi Medical Products, Inc. (a)	783	12,011
OceanFirst Financial Corp.	578	7,867
Oclaro, Inc. (a)(d)	2,939	8,229
Ocwen Financial Corp. (a)	4,407	87,082
OCZ Technology Group, Inc. (a)(d)	2,731	17,123
Odyssey Marine Exploration, Inc. (a)(d)	3,089	11,615
Office Depot, Inc. (a)	11,395	20,283
OfficeMax, Inc.	3,459	15,531
Oil-Dri Corp. of America	217	4,759
Common Stocks - continued
	Shares	Value
United States of America - continued
Old Dominion Freight Lines, Inc. (a)	1,957	$ 82,977
Old National Bancorp, Indiana	3,888	47,589
Olin Corp.	3,292	66,630
Olympic Steel, Inc.	398	6,229
OM Group, Inc. (a)	1,298	20,379
Omega Flex, Inc. (a)	120	1,199
Omega Healthcare Investors, Inc.	4,315	104,596
Omega Protein Corp. (a)	830	6,914
Omeros Corp. (a)	983	9,289
OmniAmerican Bancorp, Inc. (a)	503	10,558
Omnicell, Inc. (a)	1,336	17,435
Omnivision Technologies, Inc. (a)	2,160	30,283
OMNOVA Solutions, Inc. (a)	1,910	13,905
On Assignment, Inc. (a)	1,775	27,672
OncoGenex Pharmaceuticals, Inc. (a)	608	8,488
Oncothyreon, Inc. (a)(d)	2,457	10,393
One Liberty Properties, Inc.	421	7,953
OpenTable, Inc. (a)	913	33,197
Opko Health, Inc. (a)	4,269	18,101
Oplink Communications, Inc. (a)	835	11,072
Opnet Technologies, Inc.	607	16,049
Oppenheimer Holdings, Inc. Class A (non-vtg.)	446	6,204
Optimer Pharmaceuticals, Inc. (a)	1,926	26,309
OraSure Technologies, Inc. (a)	1,970	20,902
ORBCOMM, Inc. (a)	1,628	5,063
Orbital Sciences Corp. (a)	2,434	31,885
Orbitz Worldwide, Inc. (a)	1,028	4,462
Orchard Supply Hardware Stores Corp. Class A	77	1,291
Orchids Paper Products Co.	201	3,417
OREXIGEN Therapeutics, Inc. (a)	2,452	12,088
Orion Marine Group, Inc. (a)	1,075	7,772
Oritani Financial Corp.	1,873	26,391
Ormat Technologies, Inc.	750	13,500
OSI Systems, Inc. (a)	819	52,858
Osiris Therapeutics, Inc. (a)	718	6,261
Otter Tail Corp.	1,444	33,891
Outdoor Channel Holdings, Inc.	610	4,233
Overseas Shipholding Group, Inc.	935	5,348
Overstock.com, Inc. (a)	533	4,285
Owens & Minor, Inc.	2,610	73,628
Oxford Industries, Inc.	575	24,863
OYO Geospace Corp. (a)	261	24,738
Common Stocks - continued
	Shares	Value
United States of America - continued
Pacer International, Inc. (a)	1,551	$ 6,514
Pacific Biosciences of California, Inc. (a)	1,401	2,536
Pacific Capital Bancorp NA (a)	176	8,029
Pacific Continental Corp.	697	6,433
Pacific Mercantile Bancorp (a)	387	2,585
Pacira Pharmaceuticals, Inc. (a)	769	11,773
PacWest Bancorp	1,238	28,363
Pain Therapeutics, Inc. (a)	1,674	6,160
Palomar Medical Technologies, Inc. (a)	754	6,040
Panhandle Royalty Co. Class A	268	8,228
Papa John's International, Inc. (a)	728	37,135
Par Pharmaceutical Companies, Inc. (a)	1,507	75,290
Parametric Technology Corp. (a)	4,915	105,869
Paramount Gold & Silver Corp. (a)(d)	5,346	12,135
PAREXEL International Corp. (a)	2,461	67,727
Park Electrochemical Corp.	827	22,337
Park National Corp.	465	31,499
Park Sterling Corp. (a)	1,305	5,990
Park-Ohio Holdings Corp. (a)	332	5,700
Parker Drilling Co. (a)	4,912	22,743
Parkervision, Inc. (a)	3,297	8,275
Parkway Properties, Inc.	701	7,802
Patrick Industries, Inc. (a)	143	1,665
Patriot Transportation Holding, Inc. (a)	238	5,531
PC Connection, Inc.	466	5,541
PC-Tel, Inc.	656	4,041
PDC Energy, Inc. (a)	1,230	32,226
PDF Solutions, Inc. (a)	933	8,686
PDI, Inc. (a)	357	2,563
PDL BioPharma, Inc.	5,681	38,574
Peapack-Gladstone Financial Corp.	317	4,850
Pebblebrook Hotel Trust	2,346	53,301
Peet's Coffee & Tea, Inc. (a)	540	40,716
Pegasystems, Inc.	719	19,974
Pendrell Corp. (a)	6,746	7,488
Penn Virginia Corp.	1,899	12,723
PennantPark Investment Corp.	2,285	23,855
Penns Woods Bancorp, Inc.	138	5,375
Pennsylvania Real Estate Investment Trust (SBI)	2,287	32,841
Pennymac Mortgage Investment Trust	1,677	35,334
Penske Automotive Group, Inc.	1,718	41,060
Peoples Bancorp, Inc.	418	9,137
Common Stocks - continued
	Shares	Value
United States of America - continued
Peoples Federal Bancshares, Inc.	219	$ 3,670
Perficient, Inc. (a)	1,299	17,264
Perfumania Holdings, Inc. (a)	183	1,574
Pericom Semiconductor Corp. (a)	1,044	8,394
Pernix Therapeutics Holdings, Inc. (a)	329	2,507
Perry Ellis International, Inc. (a)	463	8,728
Pervasive Software, Inc. (a)	465	3,143
PetMed Express, Inc.	866	8,418
Petroquest Energy, Inc. (a)	2,367	13,042
PGT, Inc. (a)	689	2,026
Pharmacyclics, Inc. (a)	2,236	118,978
PharMerica Corp. (a)	1,213	12,482
PHH Corp. (a)	2,288	37,088
PHI, Inc. (non-vtg.) (a)	549	14,647
Phoenix Companies, Inc. (a)	4,390	7,156
PhotoMedex, Inc.	551	7,653
Photronics, Inc. (a)	2,495	14,596
PICO Holdings, Inc. (a)	938	22,615
Piedmont Natural Gas Co., Inc.	2,945	93,592
Pier 1 Imports, Inc.	4,008	66,092
Pike Electric Corp. (a)	745	6,385
Pilgrims Pride Corp.	2,461	11,444
Pinnacle Entertainment, Inc. (a)	2,599	28,199
Pinnacle Financial Partners, Inc. (a)	1,428	27,917
Pioneer Energy Services Corp. (a)	2,587	20,799
Piper Jaffray Companies (a)	649	13,830
Plantronics, Inc.	1,752	57,501
Plexus Corp. (a)	1,414	40,610
PLX Technology, Inc. (a)	1,863	10,545
PMFG, Inc. (a)	837	6,696
PNM Resources, Inc.	3,251	67,621
PolyOne Corp.	3,678	54,177
Pool Corp.	1,949	71,840
Portfolio Recovery Associates, Inc. (a)	703	59,530
Portland General Electric Co.	3,078	83,814
Post Holdings, Inc. (a)	1,127	33,359
Potlatch Corp.	1,666	57,660
Powell Industries, Inc. (a)	375	12,851
Power Integrations, Inc.	1,172	41,301
Power-One, Inc. (a)	2,752	13,760
Pozen, Inc. (a)	1,054	6,651
Preferred Bank, Los Angeles (a)	508	5,476
Common Stocks - continued
	Shares	Value
United States of America - continued
Preformed Line Products Co.	106	$ 5,738
Premier Exhibitions, Inc. (a)	928	2,032
Premiere Global Services, Inc. (a)	2,044	18,723
Presidential Life Corp.	909	12,626
Prestige Brands Holdings, Inc. (a)	2,040	33,476
PRG-Schultz International, Inc. (a)	842	6,399
PriceSmart, Inc.	747	53,799
Primerica, Inc.	1,937	53,016
Primoris Services Corp.	1,218	15,042
Primus Telecommunications Group, Inc.	530	8,390
PrivateBancorp, Inc.	2,455	37,611
Procera Networks, Inc. (a)	767	19,543
Progenics Pharmaceuticals, Inc. (a)	1,259	6,559
Progress Software Corp. (a)	2,564	49,844
Proofpoint, Inc.	230	3,179
PROS Holdings, Inc. (a)	917	12,783
Prospect Capital Corp.	6,014	66,635
Prosperity Bancshares, Inc.	1,928	78,219
Proto Labs, Inc. (d)	196	7,415
Providence Service Corp. (a)	599	7,727
Provident Financial Holdings, Inc.	350	4,284
Provident Financial Services, Inc.	2,512	38,258
Provident New York Bancorp	1,441	11,903
PS Business Parks, Inc.	756	51,113
PSS World Medical, Inc. (a)	2,071	43,263
Pzena Investment Management, Inc.	506	1,948
QAD, Inc. Class A	248	3,460
QLIK Technologies, Inc. (a)	3,516	70,320
QLogic Corp. (a)	4,042	46,645
Quad/Graphics, Inc.	1,041	16,021
Quaker Chemical Corp.	520	23,020
Quality Distribution, Inc. (a)	935	9,444
Quality Systems, Inc.	1,631	26,357
Quanex Building Products Corp.	1,522	25,722
Quantum Corp. (a)	9,546	14,128
Quest Software, Inc. (a)	2,305	64,402
Questcor Pharmaceuticals, Inc. (a)	2,207	81,372
QuickLogic Corp. (a)	1,364	3,260
Quicksilver Resources, Inc. (a)(d)	4,904	22,166
Quidel Corp. (a)	1,146	17,958
Quiksilver, Inc. (a)	5,411	15,638
QuinStreet, Inc. (a)	1,349	12,235
Common Stocks - continued
	Shares	Value
United States of America - continued
R.G. Barry Corp.	347	$ 4,622
Radian Group, Inc.	5,471	15,319
RadioShack Corp. (d)	4,012	11,675
RadiSys Corp. (a)	844	2,878
RailAmerica, Inc. (a)	754	20,682
RAIT Financial Trust	1,907	8,848
Rambus, Inc. (a)	4,400	18,480
Ramco-Gershenson Properties Trust (SBI)	1,848	23,544
Rand Logistics, Inc. (a)	772	6,392
Raptor Pharmaceutical Corp. (a)	2,096	10,438
Raven Industries, Inc.	1,474	48,244
RBC Bearings, Inc. (a)	896	41,969
ReachLocal, Inc. (a)	441	5,169
Reading International, Inc. Class A (a)	593	2,929
RealD, Inc. (a)	1,795	17,412
RealNetworks, Inc.	879	6,821
RealPage, Inc. (a)	1,455	32,330
Red Lion Hotels Corp. (a)	481	3,598
Red Robin Gourmet Burgers, Inc. (a)	585	17,462
Redwood Trust, Inc.	3,262	42,047
Regional Management Corp.	186	2,807
Regis Corp.	2,394	40,506
Renasant Corp.	1,047	18,532
Renewable Energy Group, Inc.	381	1,886
Rent-A-Center, Inc.	2,434	86,553
Rentech, Inc. (a)	9,563	19,030
Rentrak Corp. (a)	405	7,582
Repligen Corp. (a)	1,119	4,498
Repros Therapeutics, Inc. (a)	643	5,845
Republic Airways Holdings, Inc. (a)	1,879	8,549
Republic Bancorp, Inc., Kentucky Class A	382	9,019
Resolute Energy Corp. (a)	1,986	17,219
Resolute Forest Products (a)	3,343	30,689
Resource America, Inc. Class A	443	2,689
Resource Capital Corp.	3,425	18,666
Resources Connection, Inc.	1,725	19,475
Responsys, Inc. (a)	1,430	15,945
Retail Opportunity Investments Corp.	2,060	25,111
Revlon, Inc. (a)	508	7,391
Rex American Resources Corp. (a)	204	3,601
Rex Energy Corp. (a)	1,789	22,685
Rexnord Corp.	1,200	23,280
Common Stocks - continued
	Shares	Value
United States of America - continued
RF Micro Devices, Inc. (a)	11,475	$ 44,523
Richardson Electronics Ltd.	517	6,333
Rigel Pharmaceuticals, Inc. (a)	2,964	32,426
RigNet, Inc. (a)	521	9,732
Rite Aid Corp. (a)	26,896	31,199
RLI Corp.	874	56,294
RLJ Lodging Trust	4,401	77,458
Roadrunner Transportation Systems, Inc. (a)	554	9,678
Robbins & Myers, Inc.	1,581	72,473
Rochester Medical Corp. (a)	379	3,782
Rockville Financial, Inc.	1,262	14,702
Rockwell Medical Technologies, Inc. (a)	917	8,271
Rofin-Sinar Technologies, Inc. (a)	1,183	21,448
Rogers Corp. (a)	670	24,020
Roma Financial Corp.	232	2,109
Rosetta Resources, Inc. (a)	2,168	90,449
Rosetta Stone, Inc. (a)	395	5,147
Roundy's, Inc.	841	8,074
Rouse Properties, Inc.	919	12,719
RPX Corp. (a)	883	11,082
RTI Biologics, Inc. (a)	2,164	7,704
RTI International Metals, Inc. (a)	1,255	28,175
Rubicon Technology, Inc. (a)	644	6,472
Ruby Tuesday, Inc. (a)	2,562	16,422
Rudolph Technologies, Inc. (a)	1,358	13,580
rue21, Inc. (a)	626	15,425
Rush Enterprises, Inc. Class A (a)	1,323	21,366
Ruth's Hospitality Group, Inc. (a)	1,579	10,611
Ryland Group, Inc.	1,817	43,390
S&T Bancorp, Inc.	1,170	19,305
S.Y. Bancorp, Inc.	539	12,596
Saba Software, Inc. (a)	1,264	10,542
Sabra Health Care REIT, Inc.	1,560	28,891
Safeguard Scientifics, Inc. (a)	850	13,150
Safety Insurance Group, Inc.	515	21,826
Saga Communications, Inc. Class A (a)	155	5,255
Sagent Pharmaceuticals, Inc. (a)	393	7,664
Saia, Inc. (a)	657	14,848
Saks, Inc. (a)(d)	4,515	47,091
Salem Communications Corp. Class A	360	1,760
Sanchez Energy Corp.	493	8,204
Sanderson Farms, Inc.	933	34,362
Common Stocks - continued
	Shares	Value
United States of America - continued
Sandy Spring Bancorp, Inc.	1,006	$ 17,917
Sangamo Biosciences, Inc. (a)	2,206	11,604
Sanmina-SCI Corp. (a)	3,362	28,711
Santarus, Inc. (a)	2,210	16,067
Sapient Corp.	5,082	50,617
Saratoga Resources, Inc. (a)	652	3,905
Sauer-Danfoss, Inc.	481	17,407
Saul Centers, Inc.	317	13,200
ScanSource, Inc. (a)	1,136	32,796
SCBT Financial Corp.	610	22,594
Schawk, Inc. Class A	512	5,827
Schiff Nutrition International, Inc. (a)	568	9,929
Schnitzer Steel Inds, Inc. Class A	1,041	29,887
Scholastic Corp.	1,057	31,847
Schweitzer-Mauduit International, Inc.	634	43,175
SciClone Pharmaceuticals, Inc. (a)	2,297	13,208
Scientific Games Corp. Class A (a)	2,315	19,585
SciQuest, Inc. (a)	733	12,476
Seaboard Corp. (a)	13	28,600
SeaBright Insurance Holdings, Inc.	907	7,646
SeaChange International, Inc. (a)	1,240	9,387
Seacoast Banking Corp., Florida (a)	3,407	4,770
Sealy Corp., Inc. (a)	2,174	3,631
Seattle Genetics, Inc. (a)	3,916	102,443
Select Comfort Corp. (a)	2,341	60,889
Select Income (REIT)	394	9,913
Select Medical Holdings Corp. (a)	1,426	15,187
Selective Insurance Group, Inc.	2,262	39,042
SemGroup Corp. Class A (a)	1,711	57,678
Semtech Corp. (a)	2,710	64,742
Seneca Foods Corp. Class A (a)	353	8,712
Sensient Technologies Corp.	2,058	72,956
Sequenom, Inc. (a)(d)	4,581	12,873
ServiceSource International, Inc. (a)	2,059	23,226
Shenandoah Telecommunications Co.	966	15,215
Shiloh Industries, Inc.	258	2,712
Shoe Carnival, Inc.	590	13,098
ShoreTel, Inc. (a)	2,145	10,039
Shuffle Master, Inc. (a)	2,234	32,639
Shutterfly, Inc. (a)	1,469	48,227
SI Financial Group, Inc.	376	4,399
Sierra Bancorp	433	4,624
Common Stocks - continued
	Shares	Value
United States of America - continued
SIFCO Industries, Inc.	93	$ 1,790
SIGA Technologies, Inc. (a)	1,238	3,603
Sigma Designs, Inc. (a)	1,272	8,650
Silicon Graphics International Corp. (a)	1,244	8,273
Silicon Image, Inc. (a)	3,396	13,312
Simmons First National Corp. Class A	694	16,198
Simpson Manufacturing Co. Ltd.	1,632	39,560
Sinclair Broadcast Group, Inc. Class A	2,010	20,502
Six Flags Entertainment Corp.	1,629	93,847
SJW Corp.	600	13,998
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,532	30,548
Skilled Healthcare Group, Inc. (a)	703	3,817
Skullcandy, Inc. (a)	669	9,640
SkyWest, Inc.	2,081	14,567
Smart Balance, Inc. (a)	2,412	22,962
Smith & Wesson Holding Corp. (a)	2,642	26,684
Snyders-Lance, Inc.	1,837	43,041
Solazyme, Inc. (a)	1,334	18,316
Solta Medical, Inc. (a)	2,475	8,093
Sonic Automotive, Inc. Class A (sub. vtg.)	1,650	28,248
Sonic Corp. (a)	2,521	24,958
Sonus Networks, Inc. (a)	8,542	14,180
Sotheby's Class A (Ltd. vtg.)	2,791	81,916
Sourcefire, Inc. (a)	1,217	62,128
South Jersey Industries, Inc.	1,253	66,234
Southside Bancshares, Inc.	726	15,144
Southwest Bancorp, Inc., Oklahoma (a)	852	7,838
Southwest Gas Corp.	1,893	84,541
Sovran Self Storage, Inc.	1,195	68,235
Spansion, Inc. Class A	1,935	19,834
Spark Networks, Inc. (a)	408	2,362
Spartan Motors, Inc.	1,464	7,466
Spartan Stores, Inc.	902	15,514
Spartech Corp. (a)	1,337	6,805
Spectrum Brands Holdings, Inc.	935	34,436
Spectrum Pharmaceuticals, Inc. (a)	2,409	33,702
Speedway Motorsports, Inc.	526	8,369
Spirit Airlines, Inc. (a)	1,698	36,524
SPS Commerce, Inc. (a)	436	14,105
SS&C Technologies Holdings, Inc. (a)	1,378	33,485
Staar Surgical Co. (a)	1,531	7,869
Stag Industrial, Inc.	969	14,012
Common Stocks - continued
	Shares	Value
United States of America - continued
Stage Stores, Inc.	1,275	$ 24,149
Stamps.com, Inc. (a)	583	12,330
Standard Microsystems Corp. (a)	943	34,806
Standard Motor Products, Inc.	844	11,867
Standard Pacific Corp. (a)	4,455	25,260
Standard Parking Corp. (a)	653	13,850
Standex International Corp.	501	21,433
Star Scientific, Inc. (a)	6,073	22,956
Starwood Property Trust, Inc.	4,762	106,002
State Auto Financial Corp.	582	7,549
State Bank Financial Corp. (a)	1,261	20,063
STEC, Inc. (a)	1,374	11,088
Steelcase, Inc. Class A	3,163	27,107
Stein Mart, Inc. (a)	1,132	8,999
Steinway Musical Instruments, Inc. (a)	250	6,160
StellarOne Corp.	986	13,203
Stepan Co.	345	30,588
Steris Corp.	2,383	71,800
Sterling Bancorp, New York	1,326	12,716
Sterling Construction Co., Inc. (a)	613	6,087
Sterling Financial Corp., Washington	1,115	22,367
Steven Madden Ltd. (a)	1,597	64,567
Stewart Enterprises, Inc. Class A	2,993	20,442
Stewart Information Services Corp.	761	12,990
Stifel Financial Corp. (a)	2,202	66,280
Stillwater Mining Co. (a)	4,724	41,949
Stone Energy Corp. (a)	2,037	53,492
Stoneridge, Inc. (a)	1,079	6,927
STR Holdings, Inc. (a)	1,294	4,322
Stratasys, Inc. (a)	875	53,620
Strategic Hotel & Resorts, Inc. (a)	7,525	45,602
Strayer Education, Inc.	481	34,949
Sturm, Ruger & Co., Inc.	780	38,555
Sucampo Pharmaceuticals, Inc. Class A (a)	460	1,858
Suffolk Bancorp (a)	442	5,746
Summit Hotel Properties, Inc.	1,290	10,707
Sun Bancorp, Inc., New Jersey (a)	1,547	4,548
Sun Communities, Inc.	1,095	51,016
Sun Healthcare Group, Inc. (a)	1,134	9,480
Sun Hydraulics Corp.	821	18,538
SunCoke Energy, Inc. (a)	2,893	46,288
Sunesis Pharmaceuticals, Inc. (a)	1,080	3,208
Common Stocks - continued
	Shares	Value
United States of America - continued
SunPower Corp. (a)	1,665	$ 6,527
Sunrise Senior Living, Inc. (a)	2,348	15,685
Sunstone Hotel Investors, Inc. (a)	5,529	55,345
Super Micro Computer, Inc. (a)	1,163	14,433
Superior Industries International, Inc.	929	15,877
Supernus Pharmaceuticals, Inc. (a)	246	3,009
Supertex, Inc. (a)	403	6,847
SUPERVALU, Inc.	8,636	21,331
Support.com, Inc. (a)	2,122	6,048
SurModics, Inc. (a)	672	10,712
Susquehanna Bancshares, Inc.	7,643	81,474
Susser Holdings Corp. (a)	449	16,213
Swift Energy Co. (a)	1,756	32,820
Swift Transporation Co. (a)	3,259	27,050
Swisher Hygiene, Inc. (Canada) (a)	4,781	9,610
SWS Group, Inc.	1,275	7,306
Sycamore Networks, Inc. (a)	876	12,483
Sykes Enterprises, Inc. (a)	1,611	23,827
Symetra Financial Corp.	3,173	36,902
Symmetricom, Inc. (a)	1,634	9,788
Symmetry Medical, Inc. (a)	1,516	11,749
Synacor, Inc.	247	2,403
Synageva BioPharma Corp. (a)	469	23,478
Synaptics, Inc. (a)	1,366	36,035
Synchronoss Technologies, Inc. (a)	1,149	21,969
Synergy Pharmaceuticals, Inc. (a)	1,721	7,039
Synergy Resources Corp. (a)	1,418	4,169
SYNNEX Corp. (a)	1,092	36,942
Synta Pharmaceuticals Corp. (a)	1,583	11,635
Syntel, Inc.	627	36,448
Synutra International, Inc. (a)	674	3,828
Sypris Solutions, Inc.	383	2,378
Systemax, Inc. (a)	479	5,973
Take-Two Interactive Software, Inc. (a)	3,237	28,421
TAL International Group, Inc.	1,182	40,365
Talbots, Inc. (a)	3,015	8,261
Tangoe, Inc. (a)	1,246	23,911
Targa Resources Corp.	1,197	52,728
Targacept, Inc. (a)	1,270	5,486
Taser International, Inc. (a)	2,346	12,692
Taylor Capital Group, Inc. (a)	685	11,953
TCP Capital Corp.	209	3,035
Common Stocks - continued
	Shares	Value
United States of America - continued
Team Health Holdings, Inc. (a)	1,165	$ 31,106
Team, Inc. (a)	795	24,756
Teavana Holdings, Inc. (a)(d)	355	3,976
TechTarget, Inc. (a)	543	2,232
Tejon Ranch Co. (a)	547	14,217
Teledyne Technologies, Inc. (a)	1,506	93,824
TeleNav, Inc. (a)	623	3,595
Teletech Holdings, Inc. (a)	940	15,472
Tellabs, Inc.	14,944	49,166
Telular Corp.	709	6,686
Tennant Co.	768	32,003
Tenneco, Inc. (a)	2,496	73,108
Terreno Realty Corp.	527	7,858
Territorial Bancorp, Inc.	412	9,682
Tessco Technologies, Inc.	195	3,656
Tessera Technologies, Inc.	2,114	30,547
Tetra Tech, Inc. (a)	2,610	67,103
TETRA Technologies, Inc. (a)	3,095	21,448
Texas Capital Bancshares, Inc. (a)	1,566	67,479
Texas Industries, Inc.	914	38,178
Texas Roadhouse, Inc. Class A	2,541	43,985
TGC Industries, Inc.	639	4,460
The Bon-Ton Stores, Inc.	561	3,703
The Brink's Co.	1,940	45,008
The Buckle, Inc. (d)	1,139	44,045
The Cato Corp. Class A (sub. vtg.)	1,114	31,192
The Cheesecake Factory, Inc.	2,217	74,314
The Children's Place Retail Stores, Inc. (a)	1,003	50,952
The Ensign Group, Inc.	692	19,411
The Female Health Co.	897	5,517
The First Bancorp, Inc.	331	5,561
The Geo Group, Inc. (a)	2,521	58,286
The Jones Group, Inc.	3,346	35,367
The McClatchy Co. Class A (a)	1,992	3,207
The Medicines Company (a)	2,244	56,190
The Men's Wearhouse, Inc.	2,092	57,007
The New York Times Co. Class A (a)	5,608	43,462
The Pantry, Inc. (a)	944	13,433
The Pep Boys - Manny, Moe & Jack	2,196	19,918
The Spectranetics Corp. (a)	1,415	16,697
Theravance, Inc. (a)	2,491	72,563
Thermon Group Holdings, Inc. (a)	602	12,931
Common Stocks - continued
	Shares	Value
United States of America - continued
THL Credit, Inc.	505	$ 6,969
Thomas Properties Group, Inc.	1,353	6,819
Threshold Pharmaceuticals, Inc. (a)	1,831	12,707
TICC Capital Corp.	1,555	15,146
Tilly's, Inc. (a)	397	6,594
Titan International, Inc. (d)	1,748	36,131
Titan Machinery, Inc. (a)	703	19,993
TiVo, Inc. (a)	5,138	44,649
TMS International Corp. (a)	578	5,653
TNS, Inc. (a)	1,004	16,998
Tompkins Financial Corp.	380	14,919
Tootsie Roll Industries, Inc.	962	23,550
Tower Group, Inc.	1,416	26,394
Tower International, Inc. (a)	228	1,959
Towerstream Corp. (a)	1,965	7,801
Town Sports International Holdings, Inc. (a)	960	12,403
TowneBank	1,096	15,673
TPC Group, Inc. (a)	543	20,906
Transcept Pharmaceuticals, Inc. (a)	453	2,759
Travelzoo, Inc. (a)	306	6,613
TRC Companies, Inc. (a)	825	5,420
Tredegar Corp.	1,011	14,973
Tree.com, Inc. (a)	229	2,959
TreeHouse Foods, Inc. (a)	1,479	82,809
Trex Co., Inc. (a)	565	14,396
Triangle Capital Corp.	1,127	25,842
Triangle Petroleum Corp. (a)	1,869	10,448
Trico Bancshares	696	10,614
TriMas Corp. (a)	1,340	29,132
TriQuint Semiconductor, Inc. (a)	6,851	38,640
Trius Therapeutics, Inc. (a)	896	4,937
True Religion Apparel, Inc.	1,050	27,552
TrueBlue, Inc. (a)	1,678	25,539
Trustco Bank Corp., New York	3,704	20,409
Trustmark Corp.	2,633	63,666
TTM Technologies, Inc. (a)	2,209	24,166
Tuesday Morning Corp. (a)	1,730	8,754
Tumi Holdings, Inc.	878	15,848
Tutor Perini Corp. (a)	1,422	16,154
Twin Disc, Inc.	357	6,990
Two Harbors Investment Corp.	11,372	130,437
Tyler Technologies, Inc. (a)	1,236	48,229
Common Stocks - continued
	Shares	Value
United States of America - continued
U.S. Auto Parts Network, Inc. (a)	669	$ 2,843
U.S. Physical Therapy, Inc.	485	12,450
U.S. Silica Holdings, Inc.	524	5,423
Ubiquiti Networks, Inc.	391	5,529
UFP Technologies, Inc. (a)	198	3,241
UIL Holdings Corp.	2,073	76,784
Ultimate Software Group, Inc. (a)	1,096	98,059
Ultra Clean Holdings, Inc. (a)	1,003	6,058
Ultratech, Inc. (a)	1,070	34,037
UMB Financial Corp.	1,313	63,103
UMH Properties, Inc.	524	5,858
Umpqua Holdings Corp.	4,558	56,884
Unifi, Inc. (a)	626	6,936
Unifirst Corp. Massachusetts	600	37,572
Unilife Corp. (a)	3,149	9,951
Union Drilling, Inc. (a)	458	1,640
Union/First Market Bankshares Corp.	858	13,102
Unisys Corp. (a)	1,780	34,585
United Bankshares, Inc., West Virginia	2,077	48,394
United Community Banks, Inc., Georgia (a)	1,742	11,863
United Financial Bancorp, Inc.	613	8,735
United Fire Group, Inc.	824	16,150
United Natural Foods, Inc. (a)	2,012	109,252
United Online, Inc.	3,714	15,747
United States Lime & Minerals, Inc. (a)	82	3,738
United Stationers, Inc.	1,673	42,176
Unitil Corp.	596	15,830
Universal American Spin Corp. (a)	1,514	13,565
Universal Corp.	950	43,263
Universal Display Corp. (a)	1,633	51,864
Universal Electronics, Inc. (a)	601	7,567
Universal Forest Products, Inc.	800	25,544
Universal Health Realty Income Trust (SBI)	487	21,204
Universal Insurance Holdings, Inc.	564	1,805
Universal Stainless & Alloy Products, Inc. (a)	289	9,861
Universal Technical Institute, Inc.	819	9,410
Universal Truckload Services, Inc.	218	3,246
Univest Corp. of Pennsylvania	745	11,853
UNS Energy Corp.	1,631	66,382
Unwired Planet, Inc. (a)	3,664	7,181
Uranerz Energy Corp. (a)	2,517	3,876
Uranium Energy Corp. (a)	3,620	7,240
Common Stocks - continued
	Shares	Value
United States of America - continued
Urstadt Biddle Properties, Inc. Class A	947	$ 17,984
US Airways Group, Inc. (a)	6,677	76,518
US Antimony Corp. (a)	2,271	6,404
US Ecology, Inc.	760	14,820
USA Mobility, Inc.	919	10,238
USANA Health Sciences, Inc. (a)	249	11,200
USG Corp. (a)	3,040	49,370
Utah Medical Products, Inc.	114	3,860
VAALCO Energy, Inc. (a)	2,297	16,837
Vail Resorts, Inc.	1,481	73,517
Valassis Communications, Inc. (a)	1,740	39,237
Value Line, Inc.	12	142
ValueClick, Inc. (a)	3,330	52,314
Vanda Pharmaceuticals, Inc. (a)	959	3,865
Vanguard Health Systems, Inc. (a)	1,323	11,246
Vasco Data Security International, Inc. (a)	1,215	11,239
Vascular Solutions, Inc. (a)	716	9,551
Vector Group Ltd.	2,202	37,412
Veeco Instruments, Inc. (a)	1,595	56,957
Venoco, Inc. (a)	1,195	11,078
Ventrus Biosciences, Inc. (a)	454	1,662
Vera Bradley, Inc. (a)	807	18,392
Verastem, Inc.	188	1,756
Verint Systems, Inc. (a)	904	25,231
Viad Corp.	821	14,228
ViaSat, Inc. (a)	1,543	59,097
Viasystems Group, Inc. (a)	192	2,957
Vical, Inc. (a)	3,197	11,062
Vicor Corp.	781	5,241
ViewPoint Financial Group	1,389	24,453
Village Super Market, Inc. Class A	346	12,252
Virginia Commerce Bancorp, Inc. (a)	1,162	9,377
VirnetX Holding Corp. (a)(d)	1,723	40,766
ViroPharma, Inc. (a)	2,869	62,286
Virtus Investment Partners, Inc. (a)	244	20,428
Virtusa Corp. (a)	789	11,953
Vishay Precision Group, Inc. (a)	526	7,154
Vitacost.com, Inc. (a)	800	5,280
Vitamin Shoppe, Inc. (a)	1,208	66,343
VIVUS, Inc. (a)(d)	4,094	86,097
Vocera Communications, Inc.	300	8,052
Vocus, Inc. (a)	838	14,497
Common Stocks - continued
	Shares	Value
United States of America - continued
Volcano Corp. (a)	2,203	$ 58,269
Volterra Semiconductor Corp. (a)	1,019	23,417
Vonage Holdings Corp. (a)	6,218	11,130
VOXX International Corp. (a)	776	5,812
Voyager Oil & Gas, Inc. (a)	1,986	2,244
VSE Corp.	155	3,559
W&T Offshore, Inc.	1,401	25,904
Wabash National Corp. (a)	2,785	18,882
WageWorks, Inc.	235	3,335
Walker & Dunlop, Inc. (a)	434	5,486
Walter Investment Management Corp.	1,189	26,895
Warnaco Group, Inc. (a)	1,698	72,437
Warren Resources, Inc. (a)	2,705	6,276
Washington (REIT) (SBI)	2,724	72,731
Washington Banking Co., Oak Harbor	692	9,674
Washington Trust Bancorp, Inc.	608	15,091
Waterstone Financial, Inc. (a)	330	1,099
Watsco, Inc.	1,207	82,004
Watts Water Technologies, Inc. Class A	1,218	40,974
Wausau-Mosinee Paper Corp.	1,814	15,401
WD-40 Co.	648	31,136
Web.com Group, Inc. (a)	1,432	22,196
WebMD Health Corp. (a)	2,056	30,244
Websense, Inc. (a)	1,550	23,266
Webster Financial Corp.	2,949	60,513
Weis Markets, Inc.	454	19,763
Wellcare Health Plans, Inc. (a)	1,767	114,537
Werner Enterprises, Inc.	1,818	41,959
WesBanco, Inc.	964	19,964
Wesco Aircraft Holdings, Inc. (a)	733	9,786
West Bancorp., Inc.	603	6,114
West Coast Bancorp (a)	783	15,574
West Marine, Inc. (a)	612	6,261
West Pharmaceutical Services, Inc.	1,391	69,244
Westamerica Bancorp.	1,145	52,670
Westell Technologies, Inc. Class A (a)	1,966	4,306
Western Alliance Bancorp. (a)	2,792	25,742
Western Asset Mortgage Capital Corp.	336	6,861
Western Refining, Inc.	2,356	55,437
Westfield Financial, Inc.	1,211	9,034
Westmoreland Coal Co. (a)	515	3,790
Westway Group, Inc.	436	2,581
Common Stocks - continued
	Shares	Value
United States of America - continued
Westwood Holdings Group, Inc.	273	$ 10,169
Wet Seal, Inc. Class A (a)	3,858	10,571
Weyco Group, Inc.	286	6,807
WGL Holdings, Inc.	2,095	84,743
Whitestone REIT Class B	502	6,852
Willbros Group, Inc. (a)	1,689	11,570
Willis Lease Finance Corp. (a)	187	2,345
Wilshire Bancorp, Inc. (a)	2,529	16,034
Winmark Corp.	90	4,972
Winnebago Industries, Inc. (a)	1,207	12,227
Winthrop Realty Trust	1,234	15,005
Wintrust Financial Corp.	1,489	54,661
WisdomTree Investments, Inc. (a)	2,365	15,822
WMS Industries, Inc. (a)	2,284	41,957
Wolverine World Wide, Inc.	1,997	88,727
Woodward, Inc.	2,851	95,708
World Acceptance Corp. (a)	446	31,786
World Wrestling Entertainment, Inc. Class A	1,125	8,719
Worthington Industries, Inc.	2,138	46,395
Wright Express Corp. (a)	1,596	102,750
Wright Medical Group, Inc. (a)	1,609	29,992
WSFS Financial Corp.	315	13,050
XenoPort, Inc. (a)	1,524	12,009
XO Group, Inc. (a)	1,106	9,523
XOMA Corp. (a)	2,878	10,447
XPO Logistics, Inc. (a)	743	9,451
Yelp, Inc.	352	7,026
York Water Co.	586	10,566
Young Innovations, Inc.	229	8,265
Zagg, Inc. (a)	1,078	11,966
ZaZa Energy Corp. (a)	898	3,394
Zeltiq Aesthetics, Inc.	609	3,130
Zep, Inc.	903	13,780
Zillow, Inc.	138	5,197
ZIOPHARM Oncology, Inc. (a)	2,706	15,235
Zipcar, Inc. (a)	1,109	11,567
Zix Corp. (a)	2,720	6,637
Zogenix, Inc. (a)	1,312	2,886
Zoltek Companies, Inc. (a)	1,130	9,424
Common Stocks - continued
	Shares	Value
United States of America - continued
Zumiez, Inc. (a)	892	$ 32,406
Zygo Corp. (a)	693	12,391
TOTAL UNITED STATES OF AMERICA		44,944,886
TOTAL COMMON STOCKS (Cost $45,221,171)		46,375,016
Investment Companies - 0.1%

United States of America - 0.1%
Fidus Investment Corp.	342	5,226
Firsthand Technology Value Fund, Inc. (a)	350	5,646
Golub Capital BDC, Inc.	595	9,151
Horizon Technology Finance Corp.	226	3,702
New Mountain Finance Corp.	327	4,647
Solar Capital Ltd.	1,525	34,724
Solar Senior Capital Ltd.	407	6,931
TOTAL INVESTMENT COMPANIES (Cost $69,098)		70,027
U.S. Government and Government Agency Obligations - 0.4%
Principal Amount
U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.15% 8/30/12 to 12/20/12 (e) (Cost $199,916)	$ 200,000	199,890
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	298,905	$ 298,905
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	806,425	806,425
TOTAL MONEY MARKET FUNDS (Cost $1,105,330)		1,105,330
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $46,595,515)		47,750,263
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(696,856)
NET ASSETS - 100%		$ 47,053,407
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 NYFE Russell 2000 Mini Index Contracts	Sept. 2012	$ 549,220	$ 23,425

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,934.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 518
Fidelity Securities Lending Cash Central Fund	12,802
Total	$ 13,320
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,370,257	$ 6,370,257	$ -	$ -
Consumer Staples	1,695,629	1,695,629	-	-
Energy	2,819,277	2,819,277	-	-
Financials	10,096,989	10,096,754	235	-
Health Care	6,189,408	6,189,408	-	-
Industrials	6,911,438	6,911,438	-	-
Information Technology	8,021,428	8,021,428	-	-
Materials	2,159,159	2,159,159	-	-
Telecommunication Services	338,155	338,155	-	-
Utilities	1,773,276	1,773,276	-	-
Investment Companies	70,027	70,027	-	-
U.S. Government and Government Agency Obligations	199,890	-	199,890	-
Money Market Funds	1,105,330	1,105,330	-	-
Total Investments in Securities:	$ 47,750,263	$ 47,550,138	$ 200,125	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 23,425	$ 23,425	$ -	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $46,607,615. Net unrealized appreciation aggregated $1,142,648, of which $4,250,364 related to appreciated investment securities and $3,107,716 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Mid Cap Index Fund

July 31, 2012

1.929304.100

MCX-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.8%
Allison Transmission Holdings, Inc.	350	$ 6,584
BorgWarner, Inc. (a)	1,495	100,315
Delphi Automotive PLC	4,259	120,913
Gentex Corp.	1,833	29,346
Lear Corp.	1,312	46,642
The Goodyear Tire & Rubber Co. (a)	3,110	35,610
TRW Automotive Holdings Corp. (a)	1,288	50,618
Visteon Corp. (a)	660	21,404
		411,432
Automobiles - 0.3%
Harley-Davidson, Inc.	3,005	129,906
Tesla Motors, Inc. (a)	836	22,923
Thor Industries, Inc.	573	16,462
		169,291
Distributors - 0.4%
Genuine Parts Co.	2,017	129,149
LKQ Corp. (a)	1,911	67,516
		196,665
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,304	35,469
DeVry, Inc.	873	17,137
H&R Block, Inc.	3,816	61,552
ITT Educational Services, Inc. (a)	309	11,995
Service Corporation International	2,853	36,661
Weight Watchers International, Inc.	335	16,951
		179,765
Hotels, Restaurants & Leisure - 1.9%
Bally Technologies, Inc. (a)	555	24,259
Brinker International, Inc.	961	31,146
Chipotle Mexican Grill, Inc. (a)	411	120,148
Choice Hotels International, Inc.	358	14,349
Darden Restaurants, Inc.	1,671	85,522
Dunkin' Brands Group, Inc.	1,039	31,461
Hyatt Hotels Corp. Class A (a)	598	21,259
International Game Technology	3,760	42,563
Marriott International, Inc. Class A	3,299	120,150
MGM Mirage, Inc. (a)	5,078	48,343
Panera Bread Co. Class A (a)	368	57,956
Penn National Gaming, Inc. (a)	862	33,549
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.	1,976	$ 49,360
Starwood Hotels & Resorts Worldwide, Inc.	2,566	138,949
Wendy's Co.	3,708	17,020
Wyndham Worldwide Corp.	1,893	98,531
Wynn Resorts Ltd.	1,034	96,938
		1,031,503
Household Durables - 1.3%
D.R. Horton, Inc.	3,628	63,962
Garmin Ltd.	1,396	53,900
Harman International Industries, Inc.	922	37,203
Jarden Corp.	1,042	47,098
Leggett & Platt, Inc.	1,803	41,794
Lennar Corp. Class A	2,076	60,640
Mohawk Industries, Inc. (a)	732	48,627
Newell Rubbermaid, Inc.	3,773	66,593
NVR, Inc. (a)	66	51,083
PulteGroup, Inc. (a)	4,466	50,466
Tempur-Pedic International, Inc. (a)	798	22,735
Toll Brothers, Inc. (a)	1,852	54,023
Tupperware Brands Corp.	732	38,371
Whirlpool Corp.	1,004	67,830
		704,325
Internet & Catalog Retail - 0.6%
Expedia, Inc.	1,106	63,031
Groupon, Inc. Class A (a)	497	3,310
HomeAway, Inc. (a)	428	9,827
Liberty Media Corp. Interactive Series A (a)	7,251	135,811
Netflix, Inc. (a)	707	40,193
TripAdvisor, Inc. (a)	1,060	39,655
		291,827
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	1,503	53,837
Mattel, Inc.	4,411	155,135
Polaris Industries, Inc.	841	63,210
		272,182
Media - 3.0%
AMC Networks, Inc. Class A	744	32,260
Cablevision Systems Corp. - NY Group Class A	2,572	39,454
Charter Communications, Inc. Class A (a)	635	48,844
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cinemark Holdings, Inc.	1,463	$ 34,205
Clear Channel Outdoor Holding, Inc. Class A	451	2,282
Discovery Communications, Inc. (a)	3,308	167,484
DISH Network Corp. Class A	2,655	81,668
DreamWorks Animation SKG, Inc. Class A (a)	934	17,933
Gannett Co., Inc.	3,011	42,485
Interpublic Group of Companies, Inc.	5,760	56,851
John Wiley & Sons, Inc. Class A	602	28,685
Lamar Advertising Co. Class A (a)	979	29,713
Liberty Global, Inc. Class A (a)	3,407	179,821
Liberty Media Corp. Capital Series A (a)	1,408	133,197
Madison Square Garden Co. Class A (a)	793	28,746
McGraw-Hill Companies, Inc.	3,622	170,089
Morningstar, Inc.	298	17,305
Omnicom Group, Inc.	3,529	177,085
Pandora Media, Inc. (a)	1,293	12,762
Regal Entertainment Group Class A	1,024	14,152
Scripps Networks Interactive, Inc. Class A	1,103	59,397
Sirius XM Radio, Inc. (a)	49,309	106,507
Virgin Media, Inc.	3,608	98,787
Washington Post Co. Class B	55	18,618
		1,598,330
Multiline Retail - 1.8%
Big Lots, Inc. (a)	841	34,069
Dillard's, Inc. Class A	386	25,179
Dollar General Corp. (a)	2,393	122,067
Dollar Tree, Inc. (a)	3,008	151,423
Family Dollar Stores, Inc.	1,255	82,930
JCPenney Co., Inc.	2,034	45,785
Kohl's Corp.	3,155	156,867
Macy's, Inc.	5,379	192,783
Nordstrom, Inc.	2,043	110,608
Sears Holdings Corp. (a)	475	23,508
		945,219
Specialty Retail - 4.2%
Aarons, Inc. Class A	993	29,125
Abercrombie & Fitch Co. Class A	1,082	36,572
Advance Auto Parts, Inc.	954	66,923
American Eagle Outfitters, Inc.	2,548	53,049
Ascena Retail Group, Inc. (a)	1,567	28,739
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)	449	$ 17,704
AutoZone, Inc. (a)	493	184,988
Bed Bath & Beyond, Inc. (a)	3,012	183,581
Best Buy Co., Inc.	3,501	63,333
CarMax, Inc. (a)	2,968	82,599
Chico's FAS, Inc.	2,182	33,428
Dick's Sporting Goods, Inc.	1,211	59,484
DSW, Inc. Class A	431	25,481
Foot Locker, Inc.	1,975	65,215
GameStop Corp. Class A	1,663	26,641
Gap, Inc.	3,925	115,748
GNC Holdings, Inc.	964	37,143
Guess?, Inc.	834	25,103
Limited Brands, Inc.	3,131	148,879
O'Reilly Automotive, Inc. (a)	1,634	140,099
PetSmart, Inc.	1,405	92,885
Ross Stores, Inc.	2,935	195,001
Sally Beauty Holdings, Inc. (a)	1,982	52,364
Signet Jewelers Ltd.	1,110	48,751
Staples, Inc.	8,944	113,947
Tiffany & Co., Inc.	1,646	90,415
Tractor Supply Co.	936	85,054
Ulta Salon, Cosmetics & Fragrance, Inc.	817	69,347
Urban Outfitters, Inc. (a)	1,361	41,579
Williams-Sonoma, Inc.	1,134	39,407
		2,252,584
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc. (a)	614	31,111
Deckers Outdoor Corp. (a)	487	20,313
Fossil, Inc. (a)	709	50,828
Hanesbrands, Inc. (a)	1,271	38,155
Michael Kors Holdings Ltd.	1,101	45,460
PVH Corp.	918	72,917
Ralph Lauren Corp.	800	115,472
Under Armour, Inc. Class A (sub. vtg.) (a)	1,009	54,930
VF Corp.	1,135	169,456
		598,642
TOTAL CONSUMER DISCRETIONARY		8,651,765
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.4%
Beverages - 1.4%
Beam, Inc.	2,044	$ 128,527
Brown-Forman Corp. Class B (non-vtg.)	1,294	121,067
Coca-Cola Enterprises, Inc.	3,892	114,113
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,039	57,520
Dr Pepper Snapple Group, Inc.	2,745	125,117
Molson Coors Brewing Co. Class B	1,660	70,251
Monster Beverage Corp. (a)	1,868	124,166
		740,761
Food & Staples Retailing - 0.8%
Fresh Market, Inc. (a)	360	21,200
Kroger Co.	7,283	161,464
Safeway, Inc.	3,070	47,739
Whole Foods Market, Inc.	2,379	218,345
		448,748
Food Products - 2.8%
Bunge Ltd.	1,895	124,634
Campbell Soup Co.	2,260	74,829
ConAgra Foods, Inc.	5,393	133,153
Dean Foods Co. (a)	2,409	29,799
Flowers Foods, Inc.	1,417	30,281
Green Mountain Coffee Roasters, Inc. (a)	1,750	31,955
H.J. Heinz Co.	4,133	228,183
Hillshire Brands Co.	1,487	38,082
Hormel Foods Corp.	1,730	48,284
Ingredion, Inc.	1,003	52,076
McCormick & Co., Inc. (non-vtg.)	1,721	104,774
Mead Johnson Nutrition Co. Class A	2,645	192,979
Ralcorp Holdings, Inc. (a)	723	43,141
Smithfield Foods, Inc. (a)	2,063	38,166
The Hershey Co.	1,942	139,319
The J.M. Smucker Co.	1,453	111,590
Tyson Foods, Inc. Class A	3,726	55,927
		1,477,172
Household Products - 0.6%
Church & Dwight Co., Inc.	1,796	103,468
Clorox Co.	1,686	122,589
Energizer Holdings, Inc.	851	66,182
		292,239
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.4%
Avon Products, Inc.	5,606	$ 86,837
Herbalife Ltd.	1,516	83,213
Nu Skin Enterprises, Inc. Class A	717	36,574
		206,624
Tobacco - 0.4%
Lorillard, Inc.	1,691	217,530
TOTAL CONSUMER STAPLES		3,383,074
ENERGY - 7.2%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	744	33,130
Cameron International Corp. (a)	3,195	160,613
Carbo Ceramics, Inc.	257	16,494
Diamond Offshore Drilling, Inc.	893	58,420
Dresser-Rand Group, Inc. (a)	985	45,812
FMC Technologies, Inc. (a)	3,100	139,872
Helmerich & Payne, Inc.	1,250	58,125
McDermott International, Inc. (a)	3,019	35,322
Nabors Industries Ltd. (a)	3,712	51,374
Oceaneering International, Inc.	1,408	72,780
Oil States International, Inc. (a)	672	48,854
Patterson-UTI Energy, Inc.	2,006	31,053
Rowan Companies PLC (a)	1,587	55,751
RPC, Inc.	788	10,599
SEACOR Holdings, Inc. (a)	274	23,276
Superior Energy Services, Inc. (a)	2,055	44,532
Tidewater, Inc.	658	31,959
Unit Corp. (a)	640	25,446
		943,412
Oil, Gas & Consumable Fuels - 5.4%
Alpha Natural Resources, Inc. (a)	2,799	19,621
Cabot Oil & Gas Corp.	2,721	114,799
Cheniere Energy, Inc. (a)	2,823	38,477
Chesapeake Energy Corp.	8,586	161,589
Cimarex Energy Co.	1,113	63,096
Cobalt International Energy, Inc. (a)	2,387	59,914
Concho Resources, Inc. (a)	1,350	115,088
CONSOL Energy, Inc.	2,953	85,578
Continental Resources, Inc. (a)	538	34,427
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	5,078	$ 76,779
Energen Corp.	922	47,216
EQT Corp.	1,708	96,331
EXCO Resources, Inc.	1,768	12,447
Golar LNG Ltd. (NASDAQ)	549	21,224
HollyFrontier Corp.	2,682	100,280
Kosmos Energy Ltd. (a)	944	9,006
Laredo Petroleum Holdings, Inc.	254	5,837
Marathon Petroleum Corp.	4,415	208,830
Murphy Oil Corp.	2,517	135,062
Newfield Exploration Co. (a)	1,754	53,550
Noble Energy, Inc.	2,304	201,439
Peabody Energy Corp.	3,536	73,832
Pioneer Natural Resources Co.	1,596	141,453
Plains Exploration & Production Co. (a)	1,673	66,853
QEP Resources, Inc.	2,316	69,549
Range Resources Corp.	2,103	131,648
SandRidge Energy, Inc. (a)	6,366	43,416
SM Energy Co.	836	39,367
Southwestern Energy Co. (a)	4,526	150,490
Sunoco, Inc.	1,355	65,297
Teekay Corp.	476	14,627
Tesoro Corp.	1,827	50,517
Ultra Petroleum Corp. (a)(d)	1,988	47,235
Valero Energy Corp.	7,166	197,065
Whiting Petroleum Corp. (a)	1,528	61,731
World Fuel Services Corp.	915	37,048
WPX Energy, Inc.	2,539	40,497
		2,891,215
TOTAL ENERGY		3,834,627
FINANCIALS - 19.5%
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	672	74,988
American Capital Ltd. (a)	4,249	42,320
Ameriprise Financial, Inc.	2,840	146,885
Ares Capital Corp.	2,899	48,210
E*TRADE Financial Corp. (a)	3,642	27,788
Eaton Vance Corp. (non-vtg.)	1,528	40,538
Federated Investors, Inc. Class B (non-vtg.)	1,202	24,172
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	5,832	$ 129,062
Janus Capital Group, Inc.	2,417	17,475
Jefferies Group, Inc.	1,801	22,585
Lazard Ltd. Class A	1,455	39,067
Legg Mason, Inc.	1,803	44,210
LPL Financial	637	17,849
Northern Trust Corp.	2,800	127,120
Raymond James Financial, Inc.	1,457	48,984
SEI Investments Co.	1,754	37,150
T. Rowe Price Group, Inc.	3,306	200,840
TD Ameritrade Holding Corp.	3,023	48,126
Waddell & Reed Financial, Inc. Class A	1,096	31,883
		1,169,252
Commercial Banks - 2.9%
Associated Banc-Corp.	2,199	27,466
Bank of Hawaii Corp.	579	27,045
BOK Financial Corp.	326	18,416
CapitalSource, Inc.	2,901	19,002
CIT Group, Inc. (a)	2,607	95,208
City National Corp.	589	29,026
Comerica, Inc.	2,563	77,428
Commerce Bancshares, Inc.	978	38,514
Cullen/Frost Bankers, Inc.	696	38,496
East West Bancorp, Inc.	1,889	41,180
Fifth Third Bancorp	11,930	164,873
First Citizen Bancshares, Inc.	72	11,829
First Horizon National Corp.	3,213	26,443
First Niagara Financial Group, Inc.	4,643	35,194
First Republic Bank	1,325	43,102
Fulton Financial Corp.	2,659	24,436
Huntington Bancshares, Inc.	11,255	69,950
KeyCorp	12,384	98,824
M&T Bank Corp.	1,637	140,520
Popular, Inc. (a)	1,317	19,847
Regions Financial Corp.	18,318	127,493
Signature Bank (a)	618	39,861
SunTrust Banks, Inc.	6,983	165,148
SVB Financial Group (a)	568	32,836
Synovus Financial Corp.	10,130	19,247
TCF Financial Corp.	2,027	20,939
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Valley National Bancorp	2,643	$ 24,580
Zions Bancorporation	2,406	43,789
		1,520,692
Consumer Finance - 0.2%
SLM Corp.	6,338	101,345
Diversified Financial Services - 0.9%
CBOE Holdings, Inc.	1,128	32,148
Interactive Brokers Group, Inc.	537	7,437
IntercontinentalExchange, Inc. (a)	943	123,740
Leucadia National Corp.	2,526	54,764
Moody's Corp.	2,544	103,108
MSCI, Inc. Class A (a)	1,581	52,410
NYSE Euronext	3,295	83,957
The NASDAQ Stock Market, Inc.	1,520	34,504
		492,068
Insurance - 4.1%
Alleghany Corp.	219	75,732
Allied World Assurance Co. Holdings Ltd.	466	35,150
American Financial Group, Inc.	1,091	41,142
American National Insurance Co.	100	7,043
Aon PLC	4,230	208,116
Arch Capital Group Ltd. (a)	1,759	68,249
Arthur J. Gallagher & Co.	1,521	53,965
Aspen Insurance Holdings Ltd.	914	26,268
Assurant, Inc.	1,099	39,795
Assured Guaranty Ltd.	2,049	24,547
Axis Capital Holdings Ltd.	1,429	46,957
Brown & Brown, Inc.	1,498	37,810
Cincinnati Financial Corp.	1,894	71,669
CNA Financial Corp.	323	8,434
Endurance Specialty Holdings Ltd.	547	18,964
Erie Indemnity Co. Class A	340	24,239
Everest Re Group Ltd.	685	69,665
Fidelity National Financial, Inc. Class A	2,900	53,998
Genworth Financial, Inc. Class A (a)	6,279	31,646
Hanover Insurance Group, Inc.	565	19,815
Hartford Financial Services Group, Inc.	5,742	94,456
HCC Insurance Holdings, Inc.	1,332	40,812
Kemper Corp.	636	20,810
Lincoln National Corp.	3,733	74,847
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Markel Corp. (a)	126	$ 54,440
MBIA, Inc. (a)	1,858	17,744
Mercury General Corp.	342	12,387
Old Republic International Corp.	3,388	27,307
PartnerRe Ltd.	840	60,850
Principal Financial Group, Inc.	3,900	99,801
ProAssurance Corp.	393	35,201
Progressive Corp.	7,920	156,341
Protective Life Corp.	1,045	29,166
Reinsurance Group of America, Inc.	963	53,610
RenaissanceRe Holdings Ltd.	673	49,795
StanCorp Financial Group, Inc.	555	16,517
Torchmark Corp.	1,263	62,834
Unum Group	3,744	70,724
Validus Holdings Ltd.	1,293	42,061
W.R. Berkley Corp.	1,444	52,894
White Mountains Insurance Group Ltd.	77	39,315
XL Group PLC Class A	4,046	83,550
		2,158,666
Real Estate Investment Trusts - 8.5%
Alexandria Real Estate Equities, Inc.	798	58,637
American Campus Communities, Inc.	1,201	57,240
American Capital Agency Corp.	4,434	155,811
Annaly Capital Management, Inc.	12,611	219,810
Apartment Investment & Management Co. Class A	1,843	50,553
AvalonBay Communities, Inc.	1,234	181,509
BioMed Realty Trust, Inc.	1,999	37,581
Boston Properties, Inc.	1,936	214,702
Brandywine Realty Trust (SBI)	1,793	21,301
BRE Properties, Inc.	1,002	52,785
Camden Property Trust (SBI)	1,043	74,376
CBL & Associates Properties, Inc.	1,945	38,375
Chimera Investment Corp.	13,024	28,132
CommonWealth REIT	1,080	19,699
Corporate Office Properties Trust (SBI)	965	21,481
DDR Corp.	2,920	43,917
Digital Realty Trust, Inc.	1,579	123,273
Douglas Emmett, Inc.	1,797	42,247
Duke Realty LP	3,513	50,798
Equity Lifestyle Properties, Inc.	539	38,765
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Essex Property Trust, Inc.	456	$ 71,756
Extra Space Storage, Inc.	1,329	43,511
Federal Realty Investment Trust (SBI)	827	89,862
General Growth Properties, Inc.	6,850	124,122
Hatteras Financial Corp.	1,252	36,621
HCP, Inc.	5,426	256,161
Health Care REIT, Inc.	2,760	171,755
Home Properties, Inc.	627	41,137
Hospitality Properties Trust (SBI)	1,618	39,269
Host Hotels & Resorts, Inc.	9,339	137,097
Kilroy Realty Corp.	887	41,991
Kimco Realty Corp.	5,285	103,005
Liberty Property Trust (SBI)	1,332	48,338
Mack-Cali Realty Corp.	1,109	29,710
MFA Financial, Inc.	4,600	37,168
Mid-America Apartment Communities, Inc.	539	37,315
National Retail Properties, Inc.	1,393	41,094
Piedmont Office Realty Trust, Inc. Class A	2,277	38,846
Plum Creek Timber Co., Inc.	2,095	85,036
Post Properties, Inc.	687	35,484
Prologis, Inc.	5,967	192,913
Rayonier, Inc.	1,584	75,541
Realty Income Corp.	1,730	71,276
Regency Centers Corp.	1,155	55,267
Retail Properties America, Inc.	1,062	10,588
Senior Housing Properties Trust (SBI)	2,323	52,848
SL Green Realty Corp.	1,169	92,059
Tanger Factory Outlet Centers, Inc.	1,198	38,576
Taubman Centers, Inc.	766	59,380
The Macerich Co.	1,720	100,465
UDR, Inc.	3,213	85,498
Ventas, Inc.	3,732	250,977
Vornado Realty Trust	2,404	200,734
Weingarten Realty Investors (SBI)	1,602	43,062
Weyerhaeuser Co.	6,965	162,633
		4,532,087
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	538	17,238
CBRE Group, Inc. (a)	4,208	65,561
Forest City Enterprises, Inc. Class A (a)	1,827	25,779
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Howard Hughes Corp. (a)	362	$ 22,310
Jones Lang LaSalle, Inc.	578	38,547
The St. Joe Co. (a)	837	14,170
		183,605
Thrifts & Mortgage Finance - 0.4%
BankUnited, Inc.	455	11,084
Capitol Federal Financial, Inc.	2,111	24,741
Hudson City Bancorp, Inc.	6,960	44,196
New York Community Bancorp, Inc. (d)	5,730	74,375
People's United Financial, Inc.	4,561	52,269
TFS Financial Corp. (a)	977	9,194
Washington Federal, Inc.	1,387	22,095
		237,954
TOTAL FINANCIALS		10,395,669
HEALTH CARE - 9.9%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	2,489	260,956
Amylin Pharmaceuticals, Inc. (a)	2,111	64,998
ARIAD Pharmaceuticals, Inc. (a)	2,172	41,550
BioMarin Pharmaceutical, Inc. (a)	1,588	62,393
Human Genome Sciences, Inc. (a)	2,585	36,810
Incyte Corp. (a)	1,254	31,337
Medivation, Inc. (a)	471	46,959
Myriad Genetics, Inc. (a)	1,075	26,714
Onyx Pharmaceuticals, Inc. (a)	835	62,600
Regeneron Pharmaceuticals, Inc. (a)	1,001	134,785
United Therapeutics Corp. (a)	649	35,552
Vertex Pharmaceuticals, Inc. (a)	2,736	132,723
		937,377
Health Care Equipment & Supplies - 2.4%
Alere, Inc. (a)	1,015	19,153
Boston Scientific Corp. (a)	18,544	95,872
C.R. Bard, Inc.	1,086	105,624
CareFusion Corp. (a)	2,884	70,398
DENTSPLY International, Inc.	1,822	66,211
Edwards Lifesciences Corp. (a)	1,485	150,282
Gen-Probe, Inc. (a)	589	48,704
Hill-Rom Holdings, Inc.	798	20,868
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hologic, Inc. (a)	3,434	$ 63,598
IDEXX Laboratories, Inc. (a)	716	63,130
ResMed, Inc.	1,853	58,481
Sirona Dental Systems, Inc. (a)	729	31,515
St. Jude Medical, Inc.	4,068	151,980
Teleflex, Inc.	535	34,101
The Cooper Companies, Inc.	606	45,608
Thoratec Corp. (a)	765	26,247
Varian Medical Systems, Inc. (a)	1,447	78,977
Zimmer Holdings, Inc.	2,283	134,537
		1,265,286
Health Care Providers & Services - 2.8%
AMERIGROUP Corp. (a)	629	56,535
AmerisourceBergen Corp.	3,278	130,137
Brookdale Senior Living, Inc. (a)	1,248	20,542
Catamaran Corp. (a)	1,326	112,628
CIGNA Corp.	3,741	150,687
Community Health Systems, Inc. (a)	1,177	28,966
Coventry Health Care, Inc.	1,857	61,894
DaVita, Inc. (a)	1,219	119,974
HCA Holdings, Inc.	2,142	56,720
Health Management Associates, Inc. Class A (a)	3,272	21,530
Health Net, Inc. (a)	1,090	24,002
Henry Schein, Inc. (a)	1,168	87,378
Humana, Inc.	2,116	130,346
Laboratory Corp. of America Holdings (a)	1,256	105,617
LifePoint Hospitals, Inc. (a)	646	24,626
Lincare Holdings, Inc.	1,104	45,706
MEDNAX, Inc. (a)	627	41,464
Omnicare, Inc.	1,474	46,298
Patterson Companies, Inc.	1,187	40,477
Quest Diagnostics, Inc.	2,058	120,249
Tenet Healthcare Corp. (a)	5,310	24,532
Universal Health Services, Inc. Class B	1,142	44,629
VCA Antech, Inc. (a)	1,122	20,420
		1,515,357
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	2,437	22,420
Cerner Corp. (a)	1,880	138,970
		161,390
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	4,508	$ 172,611
Bio-Rad Laboratories, Inc. Class A (a)	260	25,015
Bruker BioSciences Corp. (a)	1,202	14,208
Charles River Laboratories International, Inc. (a)	632	21,507
Covance, Inc. (a)	723	33,938
Illumina, Inc. (a)	1,603	66,476
Life Technologies Corp. (a)	2,316	101,626
Mettler-Toledo International, Inc. (a)	408	63,158
PerkinElmer, Inc.	1,492	38,121
QIAGEN NV (a)	3,054	53,781
Techne Corp.	479	33,089
Waters Corp. (a)	1,152	89,257
		712,787
Pharmaceuticals - 1.3%
Endo Pharmaceuticals Holdings, Inc. (a)	1,527	45,398
Forest Laboratories, Inc. (a)	3,448	115,680
Hospira, Inc. (a)	2,146	74,574
Mylan, Inc. (a)	5,562	128,093
Perrigo Co.	1,210	137,964
Salix Pharmaceuticals Ltd. (a)	756	33,884
Warner Chilcott PLC (a)	2,177	37,009
Watson Pharmaceuticals, Inc. (a)	1,651	128,497
		701,099
TOTAL HEALTH CARE		5,293,296
INDUSTRIALS - 12.3%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc.	439	20,334
BE Aerospace, Inc. (a)	1,253	49,155
Engility Holdings, Inc. (a)	204	2,978
Exelis, Inc.	2,459	23,115
Huntington Ingalls Industries, Inc. (a)	631	24,603
L-3 Communications Holdings, Inc.	1,270	90,030
Rockwell Collins, Inc.	1,888	95,476
Spirit AeroSystems Holdings, Inc. Class A (a)	1,523	35,791
Textron, Inc.	3,640	94,822
TransDigm Group, Inc. (a)	663	81,788
Triumph Group, Inc.	637	39,832
		557,924
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	2,110	$ 111,514
Expeditors International of Washington, Inc.	2,759	98,138
UTI Worldwide, Inc.	1,336	17,702
		227,354
Airlines - 0.6%
Copa Holdings SA Class A	430	33,338
Delta Air Lines, Inc. (a)	11,023	106,372
Southwest Airlines Co.	9,945	91,395
United Continental Holdings, Inc. (a)	4,308	81,378
		312,483
Building Products - 0.3%
Armstrong World Industries, Inc.	258	9,972
Fortune Brands Home & Security, Inc. (a)	2,088	46,187
Lennox International, Inc.	658	28,735
Masco Corp.	4,570	54,977
Owens Corning (a)	1,598	42,922
		182,793
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	1,336	41,135
Cintas Corp.	1,404	55,641
Clean Harbors, Inc. (a)	602	36,445
Copart, Inc. (a)	1,331	31,625
Corrections Corp. of America	1,301	40,435
Covanta Holding Corp.	1,434	24,636
Iron Mountain, Inc.	1,967	63,357
KAR Auction Services, Inc. (a)	333	5,331
Pitney Bowes, Inc.	2,213	29,566
R.R. Donnelley & Sons Co. (d)	2,384	28,894
Republic Services, Inc.	3,931	113,724
Rollins, Inc.	805	18,982
Stericycle, Inc. (a)	1,106	102,692
Waste Connections, Inc.	1,612	49,601
		642,064
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	1,413	22,905
Chicago Bridge & Iron Co. NV unit	1,243	44,425
Fluor Corp.	2,211	109,621
Jacobs Engineering Group, Inc. (a)	1,654	63,795
KBR, Inc.	1,954	51,273
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Quanta Services, Inc. (a)	2,734	$ 62,855
Shaw Group, Inc. (a)	834	32,484
URS Corp.	959	33,632
		420,990
Electrical Equipment - 1.3%
AMETEK, Inc.	3,131	97,061
Babcock & Wilcox Co. (a)	1,554	39,005
Cooper Industries PLC Class A	2,061	148,145
General Cable Corp. (a)	672	17,559
GrafTech International Ltd. (a)	1,616	16,887
Hubbell, Inc. Class B	769	63,273
Polypore International, Inc. (a)	584	21,701
Regal-Beloit Corp.	507	32,636
Rockwell Automation, Inc.	1,852	124,751
Roper Industries, Inc.	1,265	125,804
		686,822
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	812	40,998
Machinery - 4.1%
AGCO Corp. (a)	1,270	55,677
CNH Global NV (a)	372	14,181
Colfax Corp. (a)	576	16,669
Crane Co.	623	24,297
Donaldson Co., Inc.	1,941	66,246
Dover Corp.	2,392	130,292
Eaton Corp.	4,380	192,019
Flowserve Corp.	712	85,426
Gardner Denver, Inc.	634	36,125
Graco, Inc.	777	35,649
Harsco Corp.	1,016	21,590
IDEX Corp.	1,121	42,766
Ingersoll-Rand PLC	3,879	164,508
ITT Corp.	1,161	21,757
Joy Global, Inc.	1,377	71,521
Kennametal, Inc.	1,027	37,896
Lincoln Electric Holdings, Inc.	1,067	42,552
Manitowoc Co., Inc.	1,744	20,928
Navistar International Corp. (a)	784	19,286
Nordson Corp.	822	42,136
Oshkosh Truck Corp. (a)	1,176	26,484
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	4,631	$ 185,286
Pall Corp.	1,508	80,542
Parker Hannifin Corp.	1,961	157,508
Pentair, Inc.	1,287	56,409
Snap-On, Inc.	749	50,767
SPX Corp.	651	39,529
Stanley Black & Decker, Inc.	2,218	148,362
Terex Corp. (a)	1,396	27,222
Timken Co.	1,142	41,340
Toro Co.	760	28,576
Trinity Industries, Inc.	1,016	28,448
Valmont Industries, Inc.	298	36,916
WABCO Holdings, Inc. (a)	840	46,133
Wabtec Corp.	627	49,646
Xylem, Inc.	2,374	56,929
		2,201,618
Marine - 0.1%
Kirby Corp. (a)	709	37,414
Matson, Inc. (a)	561	13,778
		51,192
Professional Services - 0.9%
Dun & Bradstreet Corp.	611	48,996
Equifax, Inc.	1,562	73,164
IHS, Inc. Class A (a)	654	72,117
Manpower, Inc.	1,052	37,430
Nielsen Holdings B.V. (a)	1,579	45,002
Robert Half International, Inc.	1,836	49,590
Towers Watson & Co.	793	46,494
Verisk Analytics, Inc. (a)	1,906	95,777
		468,570
Road & Rail - 0.5%
Con-way, Inc.	732	26,074
Hertz Global Holdings, Inc. (a)	3,250	36,595
J.B. Hunt Transport Services, Inc.	1,168	64,263
Kansas City Southern	1,428	103,958
Landstar System, Inc.	600	29,646
Ryder System, Inc.	646	25,478
		286,014
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A (a)	849	$ 16,708
Fastenal Co.	3,839	165,538
GATX Corp.	606	25,494
MRC Global, Inc.	305	7,049
MSC Industrial Direct Co., Inc. Class A	597	41,032
United Rentals, Inc. (a)	1,221	35,299
W.W. Grainger, Inc.	758	155,261
WESCO International, Inc. (a)	554	30,863
		477,244
TOTAL INDUSTRIALS		6,556,066
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.8%
Acme Packet, Inc. (a)	777	12,315
Brocade Communications Systems, Inc. (a)	5,842	29,035
EchoStar Holding Corp. Class A (a)	525	15,120
F5 Networks, Inc. (a)	1,031	96,275
Harris Corp.	1,454	60,559
JDS Uniphase Corp. (a)	2,934	28,871
Juniper Networks, Inc. (a)	6,872	120,466
Polycom, Inc. (a)	2,238	19,560
Riverbed Technology, Inc. (a)	2,015	35,545
		417,746
Computers & Peripherals - 0.9%
Diebold, Inc.	824	26,656
Fusion-io, Inc. (a)	856	16,367
Lexmark International, Inc. Class A	893	15,619
NCR Corp. (a)	2,067	48,202
NetApp, Inc. (a)	4,708	153,810
SanDisk Corp. (a)	3,160	129,971
Western Digital Corp. (a)	3,049	121,259
		511,884
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	2,100	123,648
Arrow Electronics, Inc. (a)	1,428	48,195
Avnet, Inc. (a)	1,898	59,787
AVX Corp.	687	6,691
Dolby Laboratories, Inc. Class A (a)	671	23,653
FLIR Systems, Inc.	2,022	41,350
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingram Micro, Inc. Class A (a)	2,013	$ 30,175
IPG Photonics Corp. (a)	418	21,665
Itron, Inc. (a)	522	20,342
Jabil Circuit, Inc.	2,415	52,406
Molex, Inc.	1,773	44,538
National Instruments Corp.	1,176	30,388
Tech Data Corp. (a)	516	25,852
Trimble Navigation Ltd. (a)	1,630	72,144
Vishay Intertechnology, Inc. (a)	1,799	17,756
		618,590
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	2,327	81,864
AOL, Inc. (a)	1,206	38,423
Equinix, Inc. (a)	624	111,184
IAC/InterActiveCorp	953	50,137
LinkedIn Corp. (a)	803	82,428
Rackspace Hosting, Inc. (a)	1,416	62,134
VeriSign, Inc. (a)	2,054	91,239
		517,409
IT Services - 2.5%
Alliance Data Systems Corp. (a)	655	85,150
Amdocs Ltd.	2,164	64,379
Booz Allen Hamilton Holding Corp. Class A	315	5,490
Broadridge Financial Solutions, Inc.	1,588	33,618
Computer Sciences Corp.	2,024	49,831
CoreLogic, Inc. (a)	1,360	31,280
DST Systems, Inc.	423	22,800
Fidelity National Information Services, Inc.	3,258	102,432
Fiserv, Inc. (a)	1,774	124,411
FleetCor Technologies, Inc. (a)	612	22,595
Gartner, Inc. Class A (a)	1,217	54,023
Genpact Ltd. (a)	1,614	28,116
Global Payments, Inc.	1,024	43,848
Jack Henry & Associates, Inc.	1,146	39,801
Lender Processing Services, Inc.	1,080	26,644
NeuStar, Inc. Class A (a)	859	30,417
Paychex, Inc.	4,201	137,331
SAIC, Inc.	3,716	42,994
Teradata Corp. (a)	2,188	147,953
The Western Union Co.	7,950	138,569
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	2,119	$ 50,114
Vantiv, Inc.	499	11,257
VeriFone Systems, Inc. (a)	1,397	50,697
		1,343,750
Office Electronics - 0.3%
Xerox Corp.	17,540	121,552
Zebra Technologies Corp. Class A (a)	660	22,796
		144,348
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	8,197	33,280
Altera Corp.	4,183	148,287
Analog Devices, Inc.	3,861	150,888
Applied Materials, Inc.	16,619	180,981
Atmel Corp. (a)	5,803	34,006
Avago Technologies Ltd.	3,164	117,068
Cree, Inc. (a)	1,481	35,470
Cypress Semiconductor Corp.	2,000	21,380
Fairchild Semiconductor International, Inc. (a)	1,624	22,509
Freescale Semiconductor Holdings I Ltd. (a)	657	7,010
KLA-Tencor Corp.	2,168	110,373
Lam Research Corp. (a)	2,620	90,154
Linear Technology Corp.	2,979	96,073
LSI Corp. (a)	7,409	51,122
Marvell Technology Group Ltd.	6,121	68,922
Maxim Integrated Products, Inc.	3,790	103,202
Microchip Technology, Inc.	2,516	83,984
Micron Technology, Inc. (a)	12,851	79,805
NVIDIA Corp. (a)	8,031	108,740
ON Semiconductor Corp. (a)	5,813	40,342
PMC-Sierra, Inc. (a)	2,978	15,843
Silicon Laboratories, Inc. (a)	548	20,249
Skyworks Solutions, Inc. (a)	2,462	71,226
Teradyne, Inc. (a)	2,364	34,774
Xilinx, Inc.	3,424	110,938
		1,836,626
Software - 3.4%
Activision Blizzard, Inc.	5,505	66,225
ANSYS, Inc. (a)	1,212	72,672
Ariba, Inc. (a)	1,272	56,515
Autodesk, Inc. (a)	3,003	101,862
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	2,093	$ 82,883
CA Technologies, Inc.	4,601	110,746
Cadence Design Systems, Inc. (a)	3,518	42,990
Citrix Systems, Inc. (a)	2,414	175,450
Compuware Corp. (a)	2,771	25,521
Concur Technologies, Inc. (a)	593	40,051
Electronic Arts, Inc. (a)	4,143	45,656
FactSet Research Systems, Inc.	584	54,289
Fortinet, Inc. (a)	1,666	40,001
Informatica Corp. (a)	1,383	40,812
Intuit, Inc.	3,806	220,824
MICROS Systems, Inc. (a)	1,051	50,175
NetSuite, Inc. (a)	398	22,025
Nuance Communications, Inc. (a)	3,141	63,919
Red Hat, Inc. (a)	2,503	134,311
Rovi Corp. (a)	1,405	18,799
SolarWinds, Inc. (a)	799	42,659
Solera Holdings, Inc.	894	34,911
Splunk, Inc.	215	6,321
Symantec Corp. (a)	9,345	147,184
Synopsys, Inc. (a)	1,898	57,490
TIBCO Software, Inc. (a)	2,144	60,225
Zynga, Inc.	1,620	4,779
		1,819,295
TOTAL INFORMATION TECHNOLOGY		7,209,648
MATERIALS - 6.0%
Chemicals - 3.0%
Airgas, Inc.	892	70,753
Albemarle Corp.	1,163	67,710
Ashland, Inc.	1,024	72,079
Cabot Corp.	812	31,668
Celanese Corp. Class A	2,031	77,442
CF Industries Holdings, Inc.	851	166,592
Cytec Industries, Inc.	587	36,136
Eastman Chemical Co.	1,986	103,828
FMC Corp.	1,779	97,311
Huntsman Corp.	2,419	30,600
International Flavors & Fragrances, Inc.	1,059	59,029
Intrepid Potash, Inc. (a)	695	16,221
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kronos Worldwide, Inc.	223	$ 3,773
NewMarket Corp.	114	26,206
PPG Industries, Inc.	1,973	215,965
Rockwood Holdings, Inc.	880	38,914
RPM International, Inc.	1,717	45,501
Sherwin-Williams Co.	1,125	151,144
Sigma Aldrich Corp.	1,569	108,575
The Scotts Miracle-Gro Co. Class A	527	21,027
Valspar Corp.	1,211	60,792
W.R. Grace & Co. (a)	969	54,303
Westlake Chemical Corp.	255	15,137
		1,570,706
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	586	44,032
Vulcan Materials Co.	1,689	65,432
		109,464
Containers & Packaging - 0.9%
Aptargroup, Inc.	864	43,209
Ball Corp.	2,028	84,284
Bemis Co., Inc.	1,329	40,867
Crown Holdings, Inc. (a)	1,931	69,323
Greif, Inc. Class A	402	17,391
Owens-Illinois, Inc. (a)	2,118	39,077
Packaging Corp. of America	1,272	39,165
Rock-Tenn Co. Class A	918	53,446
Sealed Air Corp.	2,539	41,132
Silgan Holdings, Inc.	636	26,210
Sonoco Products Co.	1,308	39,645
		493,749
Metals & Mining - 1.4%
Alcoa, Inc.	13,909	117,809
Allegheny Technologies, Inc.	1,361	40,871
Allied Nevada Gold Corp. (a)	1,150	29,728
Carpenter Technology Corp.	584	27,950
Cliffs Natural Resources, Inc.	1,854	75,810
Commercial Metals Co.	1,454	18,742
Compass Minerals International, Inc.	426	30,817
Molycorp, Inc. (a)	851	14,824
Nucor Corp.	4,113	161,230
Reliance Steel & Aluminum Co.	982	50,553
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Royal Gold, Inc.	763	$ 57,744
Steel Dynamics, Inc.	2,789	35,950
Tahoe Resources, Inc. (a)	1,053	15,918
Titanium Metals Corp.	1,087	12,674
United States Steel Corp. (d)	1,888	38,987
Walter Energy, Inc.	791	27,131
		756,738
Paper & Forest Products - 0.5%
Domtar Corp.	462	34,123
International Paper Co.	5,670	186,033
MeadWestvaco Corp.	2,254	64,014
		284,170
TOTAL MATERIALS		3,214,827
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp. (d)	12,991	50,925
Level 3 Communications, Inc. (a)	2,113	40,718
tw telecom, inc. (a)	1,923	48,325
Windstream Corp.	7,648	76,174
		216,142
Wireless Telecommunication Services - 1.1%
Clearwire Corp. Class A (a)	4,949	5,642
Crown Castle International Corp. (a)	3,793	234,711
MetroPCS Communications, Inc. (a)	3,834	33,586
NII Holdings, Inc. (a)	2,196	14,823
SBA Communications Corp. Class A (a)	1,572	92,842
Sprint Nextel Corp. (a)	38,891	169,565
Telephone & Data Systems, Inc.	1,228	29,754
U.S. Cellular Corp. (a)	198	8,142
		589,065
TOTAL TELECOMMUNICATION SERVICES		805,207
UTILITIES - 6.2%
Electric Utilities - 2.5%
Edison International	4,217	194,741
Entergy Corp.	2,287	166,196
Great Plains Energy, Inc.	1,758	38,992
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Hawaiian Electric Industries, Inc.	1,282	$ 36,524
ITC Holdings Corp.	672	49,856
Northeast Utilities	4,062	161,993
NV Energy, Inc.	3,031	55,437
OGE Energy Corp.	1,282	68,087
Pepco Holdings, Inc.	2,983	59,541
Pinnacle West Capital Corp.	1,424	76,241
PPL Corp.	7,495	216,606
Westar Energy, Inc.	1,655	50,577
Xcel Energy, Inc.	6,261	183,447
		1,358,238
Gas Utilities - 0.7%
AGL Resources, Inc.	1,505	60,953
Atmos Energy Corp.	1,150	41,228
National Fuel Gas Co.	946	46,297
ONEOK, Inc.	2,695	119,954
Questar Corp.	2,327	47,354
UGI Corp.	1,435	43,983
		359,769
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	5,246	89,654
NRG Energy, Inc.	2,963	58,727
The AES Corp. (a)	8,334	100,508
		248,889
Multi-Utilities - 2.3%
Alliant Energy Corp.	1,443	67,403
Ameren Corp.	3,138	107,351
CenterPoint Energy, Inc.	5,548	116,841
CMS Energy Corp.	3,387	83,523
DTE Energy Co.	2,190	134,400
Integrys Energy Group, Inc.	1,017	61,569
MDU Resources Group, Inc.	2,416	54,094
NiSource, Inc.	3,683	94,248
SCANA Corp.	1,513	74,394
Sempra Energy	3,115	219,327
TECO Energy, Inc.	2,790	50,750
Vectren Corp.	1,095	32,686
Wisconsin Energy Corp.	2,963	120,713
		1,217,299
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.2%
American Water Works Co., Inc.	2,286	$ 82,868
Aqua America, Inc.	1,817	46,588
		129,456
TOTAL UTILITIES		3,313,651
TOTAL COMMON STOCKS (Cost $50,951,242)		52,657,830
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.14% 11/15/12 to 12/6/12 (e) (Cost $99,956)	$ 100,000	99,962
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	612,978	612,978
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	208,150	208,150
TOTAL MONEY MARKET FUNDS (Cost $821,128)		821,128
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $51,872,326)		53,578,920
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(288,566)
NET ASSETS - 100%		$ 53,290,354
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	$ 563,160	$ 30,348

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $89,967.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 538
Fidelity Securities Lending Cash Central Fund	1,719
Total	$ 2,257
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,651,765	$ 8,651,765	$ -	$ -
Consumer Staples	3,383,074	3,383,074	-	-
Energy	3,834,627	3,834,627	-	-
Financials	10,395,669	10,395,669	-	-
Health Care	5,293,296	5,293,296	-	-
Industrials	6,556,066	6,556,066	-	-
Information Technology	7,209,648	7,209,648	-	-
Materials	3,214,827	3,214,827	-	-
Telecommunication Services	805,207	805,207	-	-
Utilities	3,313,651	3,313,651	-	-
U.S. Government and Government Agency Obligations	99,962	-	99,962	-
Money Market Funds	821,128	821,128	-	-
Total Investments in Securities:	$ 53,578,920	$ 53,478,958	$ 99,962	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 30,348	$ 30,348	$ -	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $51,907,838. Net unrealized appreciation aggregated $1,671,082, of which $4,345,501 related to appreciated investment securities and $2,674,419 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 28, 2012